UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22801

Franklin ETF Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 3/31

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.
Not Applicable
.

ANNUAL REPORT
Franklin ETF Trust
March 31, 2022
Franklin Equity Portfolio Fund Franklin Fixed Income Portfolio Fund

Not FDIC Insured May Lose Value No Bank Guarantee
franklintempleton.com
Annual Report
1
Contents
Annual Report
Franklin Equity Portfolio Fund 2
Franklin Fixed Income Portfolio Fund 9
Financial Highlights and Schedules of Investments 15
Financial Statements 19
Notes to Financial Statements 22
Report of Independent Registered
Public Accounting Firm 29
Tax Information 30
Board Members and Officers 31
Shareholder Information 34
Visit franklintempleton.com for fund updates
and documents, or to find helpful financial
planning tools.

franklintempleton.com
Annual Report
ANNUAL REPORT
Franklin Equity Portfolio Fund
This annual report for Franklin Equity Portfolio Fund covers the fiscal year ended March 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks to achieve its investment goal of long-term
capital appreciation by investing primarily in other Franklin
Templeton and Legg Mason mutual funds and exchange-
traded funds (ETFs) and third-party ETFs (together, the
“underlying funds”). Through the Fund’s investments in the
underlying funds, the Fund normally invests at least 80% of
its net assets in equity securities and other instruments that have economic characteristics similar to equity securities.
Performance Overview
During the 12-month period, the Fund posted a +8.93%
cumulative total return. In comparison, the MSCI All Country
World Index (ACWI)-NR, which measures the equity market
performance of global developed and emerging markets,
posted a +7.28% cumulative total return for the same
period.
1
You can find more of the Fund’s performance data in
the Performance Summary beginning on page 5 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
Global developed and emerging market equities, as
measured by the MSCI All Country World Index-NR (net
of tax withholding when dividends are paid), posted a
+7.28% total return for the 12 months ended March 31,
2022.
1
Global equities benefited from ongoing COVID-19
vaccination programs, easing restrictions in certain regions and continued economic recovery. However, the Chinese
government’s imposition of additional restrictions on some
businesses pressured Asian and global emerging market
stocks. Additionally, the spread of the Delta and Omicron
variants of COVID-19 and higher inflation in an environment
of persistent supply-chain disruptions hindered global
equities at certain points during the 12-month period.
Russia’s invasion of Ukraine late in the period injected
further uncertainty into financial markets, provoking
significant volatility in commodity and equity prices. Rising interest rates also pressured stocks, as borrowing costs
began to rise from historically low levels.
In the U.S., gross domestic product (GDP) growth was
robust during most of the period, as strong consumer
spending and business investment in growing inventories
supported the economy. Both exports and imports increased
significantly amid a recovery in industrial production. The
continued growth of the economy helped the U.S. to surpass
its pre-pandemic output in 2021’s second quarter. However,
rising prices precipitated a notable decline in consumer
confidence, despite high spending levels. In an effort to
control inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate to a range of 0.25%–0.50%, the first such increase since 2018. The Fed noted in its March 2022
meeting that strength in the U.S. job market and continued
inflationary pressure, exacerbated by the war in Ukraine,
meant that it anticipated making further increases to the
federal funds target rate.
GDP growth resumed in the eurozone in 2021’s second
quarter, following a brief recession, but quarter-over-quarter growth slowed in the fourth quarter of 2021 as the spread
of the Omicron variant disrupted labor markets and led to
renewed restrictions. The European Central Bank struck
a less accommodative tone at its March 2022 meeting
as it set a schedule to wind down its asset purchases
and established preconditions for possible interest-rate
increases later in 2022. Stocks of companies with exposure
to Russia, particularly banks, endured further declines late in the period. In this environment, European developed
Portfolio Composition
3/31/22
% of Total
Net Assets
Domestic Equity 65.4%
Foreign Equity 33.7%
Short-Term Investments & Other Net Assets 0.9%
1. Source: Morningstar.
The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio. Net Returns (NR) include income net of tax withholding when dividends are paid.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
16
.

Franklin Equity Portfolio Fund

franklintempleton.com
Annual Report
market equities, as measured by the MSCI Europe Index-
NR, posted a +3.53% total return for the 12 months under
review.
1
Asian developed and emerging market equities, as
measured by the MSCI All Country Asia Index-NR, posted
a -11.56% total return for the 12-month period.
1
While many
Asian countries experienced improving economic conditions,
Japan’s quarterly GDP contracted in 2021’s third quarter
before returning to growth in the fourth quarter. Although
China’s economy continued to grow, it was pressured by
COVID-19 restrictions and government measures to limit
real estate speculation. Unexpected regulatory changes
by the Chinese government, which negatively impacted
education- and technology-related businesses, and investor
concerns about the solvency of several large Chinese
property developers further pressured Asian stocks during
the 12-month period.
Global emerging market stocks, as measured by the MSCI
Emerging Markets Index-NR, posted a -11.37% total return
for the 12 months under review.
1
Rising interest rates and
elevated inflation dampened investor enthusiasm in global
emerging market equities. Interest-rate increases to curb
inflation by several central banks, including those of Brazil and Mexico, as well as the international sanctions on Russia, raised investor concerns about a slowdown in economic
growth.
Investment Strategy
The Fund primarily invests in underlying funds that provide
exposure to U.S. and international equity securities,
including emerging markets securities, of any market
capitalization. In choosing underlying funds, we consider the underlying funds’ foreign and domestic exposure and market
capitalization ranges. In addition, we evaluate the risk level of each underlying fund by analyzing factors such as: (a)
the underlying fund’s performance, including comparative
performance against its benchmark indices and its
Morningstar peer group, (b) the correlation of the underlying fund’s performance with other underlying funds and their
corresponding benchmark indices, and (c) volatility.
Manager’s Discussion
Franklin Equity Portfolio Fund pursues an objective of long-
term capital appreciation, while providing diversified equity exposures across capitalization sizes and investment styles.
The Fund’s performance can be attributed to its allocation
among domestic and foreign equity securities and to the
actual performance of the underlying funds’ investments.
At period-end, Franklin Equity Portfolio Fund allocated
65.4% of total net assets to domestic equity and 33.7% to
foreign equity. The Fund was diversified across capitalization sizes as the Fund’s managers sought to achieve a core
investment style, having characteristics of both growth and
value. Franklin U.S. Core Equity (IU) Fund, which seeks
to outperform the Russell 1000
®
benchmark by utilizing a
blended fundamental and quantitative approach, was the
largest equity underlying fund allocation at 65.4%.
2
Franklin
International Core Equity (IU) Fund was the second largest
equity underlying fund allocation at 19.9%, and Franklin
Emerging Market Core Equity (IU) Fund had an allocation of
11.9%.
Thank you for your participation in Franklin Equity Portfolio
Fund. We look forward to serving your future investment
needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
Fund Holdings
3/31/22
% of Total
Net Assets
a a
Franklin U.S. Core Equity (IU) Fund 65.4%
Franklin International Core Equity (IU) Fund 19.9%
Franklin Emerging Market Core Equity (IU) Fund 11.9%
Franklin FTSE Japan ETF 1.9%
CFA
®
is a trademark owned by CFA Institute .
2. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell
®
is a trademark of Frank Russell
Company. Russell 1000
®
Index is market capitalization weighted and measures performance of the approximately 1,000 largest companies in the Russell 3000
®
Index, which
represents the majority of the U.S. market’s total capitalization.
See www.franklintempletondatasources.com for additional data provider information.

Franklin Equity Portfolio Fund

franklintempleton.com
Annual Report
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.

Performance Summary as of March 31, 2022
Franklin Equity Portfolio Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year +8.93% +8.93%
Since Inception (7/15/20) +30.30% +16.74%
See page 7 for Performance Summary footnotes.

Franklin Equity Portfolio Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return is calculated at net asset value and represents the change in value of an investment over the periods shown.
It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
7/15/20–3/31/22

Franklin Equity Portfolio Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, the Fund’s ability to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals, and the Fund indirectly bears the fees and expenses of the underlying funds. The Fund’s investments in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities.
The market values of securities or other investments owned by the Fund will fluctuate, sometimes rapidly or unpredictably, due to factors affecting individual companies, particular industries or sectors, or market activity or other results of supply and demand unrelated to the issuer. Securities issued by small and mid-capitalization companies may be more volatile in price than larger company securities and may involve additional risks. Large companies may underperform relative to small and mid-capitalization companies because they may be unable to respond quickly to new competitive challenges, such as changes in technol-
ogy and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. U.S. securities can be volatile in response to various forces including political and economic events, federal and state budget deficits; unpredictabil-
ity of U.S. legislation on financial reform, health care, tax reform and infrastructure; risks of “trade wars;” and persistently low interest rates. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with internal and external political and economic develop-
ments, trading practices, availability of information, limited markets, and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction and fee waiver; without these waivers, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Source: Morningstar. The MSCI ACWI-NR is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets. Net Returns (NR) include income net of tax withholding when dividends are paid.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(4/1/21–3/31/22)
Net Investment
Income
Short-Term
Capital Gain Total
$0.5616 $0.0803 $0.6419
Total Annual Operating Expenses
5
With Fee
Waiver
Without Fee
Waiver
0.50% 12.83%

Your Fund’s Expenses
Franklin Equity Portfolio Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, and other Fund expenses, if applicable. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. Non-recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 10/1/21
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
a
Annualized
Expense
Ratio
2
$1,000 $1,016.80 $2.50 $1,022.45 $2.51 0.50%

franklintempleton.com
Annual Report
Franklin Fixed Income Portfolio Fund
This annual report for Franklin Fixed Income Portfolio Fund
covers the fiscal year ended March 31, 2022.
Your Fund’s Goal and Main Investments
The Fund seeks current income with long-term capital
appreciation as a secondary goal, by investing primarily in
other Franklin Templeton and Legg Mason mutual funds
and exchange-traded funds (ETFs) and third-party ETFs
(together, the “underlying funds”). Through the Fund’s
investments in the underlying funds, the Fund normally
invests at least 80% of its net assets in fixed income
securities and other instruments that have economic
characteristics similar to fixed income securities.
Performance Overview
During the 12-month period, the Fund posted a -3.91%
cumulative total return. In comparison, the Bloomberg U.S.
Aggregate Bond Index, the Fund’s primary benchmark,
which measures the performance of the investment-grade,
U.S. dollar-denominated, fixed-rate taxable bond market,
posted a -4.15% cumulative total return for the same period.
1
Also for comparison, the Fund’s secondary benchmark, the
Bloomberg Global Aggregate Bond Index, which measures
the performance of the global investment-grade, fixed-rate
bond markets, posted a -6.40% cumulative total return
for the same period.
1
You can find more of the Fund’s
performance data in the Performance Summary beginning
on page 11 .
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Economic and Market Overview
The U.S. bond market, as measured by the Bloomberg U.S.
Aggregate Bond Index, posted a -4.15% total return for the
12 months ended March 31, 2022.
1
Growing inflation amid
supply chain disruptions and increased consumer spending
led to tighter monetary policy, reducing the value of most
bonds. Geopolitical instability disrupted financial markets
late in the 12-month period following Russia’s invasion of
Ukraine, contributing to significant volatility in bond markets.
The yield curve flattened notably during the period, reflecting investors’ expectations that short-term interest rates will
continue to rise, while the outlook for long-term economic
growth is uncertain.
In an effort to control inflation, the U.S. Federal Reserve
(Fed) raised the federal funds target rate to a range of
0.25%–0.50%, the first such increase since 2018. The Fed
noted in its March 2022 meeting that strength in the U.S.
job market and continued inflationary pressure, exacerbated
by the war in Ukraine, meant it anticipated making further
increases to the federal funds target rate. Furthermore, the
Fed said it expected to begin reducing its bond holdings at a future meeting.
U.S. Treasury (UST) bonds, as measured by the Bloomberg
U.S. Treasury Index, posted a -3.67% total return for the
12-month period.
1
The 10-year UST yield (which moves
inversely to price) increased, particularly later in the period amid high inflation and the Fed’s less accommodative
stance. Mortgage-backed securities (MBS), as measured by
the Bloomberg U.S. MBS Index, posted a -4.92% total return
for the period.
1
Corporate bond prices also declined overall, constrained
by inflation and rising interest rates. Furthermore, corporate yield spreads, a measure of the difference in yields between corporate bonds and similarly-dated USTs, increased,
reflecting investors’ increasing risk-off preferences. However, yield spreads rose faster for investment-grade bonds than
high-yield bonds, and high-yield bonds benefited from higher coupon payments. In this environment, high-yield corporate
bonds, as represented by the Bloomberg U.S. Corporate
High Yield Bond Index, posted a -0.66% total return, while
investment-grade corporate bonds, as represented by the
Bloomberg U.S. Corporate Bond Index, posted a -4.20%
total return.
1
Portfolio Composition
3/31/22
% of Total
Net Assets
Domestic Fixed Income 93.8%
Short-Term Investments & Other Net Assets 6.2%
1. Source: Morningstar.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
18
.

Franklin Fixed Income Portfolio Fund

franklintempleton.com
Annual Report
Investment Strategy
The Fund primarily invests in underlying funds that provide
exposure to U.S. and international fixed income securities,
including emerging markets securities, of any maturity
or duration, including government debt, corporate debt,
municipal securities and mortgage-backed and asset-backed
securities (including those that are issued on a when-issued or delayed delivery basis). Certain underlying funds may
hold securities across the credit quality spectrum, including below investment grade or “junk” bonds. In addition, some
underlying funds may have exposure to certain derivative
instruments.
In choosing underlying funds, we consider the underlying
funds’ foreign and domestic exposure, duration and maturity.
In addition, we evaluate the risk level of each underlying
fund by analyzing factors such as: (a) the underlying fund’s performance, including comparative performance against its
benchmark indices and its Morningstar peer group, (b) the
correlation of the underlying fund’s performance with other
underlying funds and their corresponding benchmark indices,
and (c) volatility.
Manager’s Discussion
Franklin Fixed Income Portfolio Fund pursues an objective
of current income and long-term capital appreciation as a
secondary goal, while providing diversified fixed income
exposures across rates and credit sectors. The Fund’s
performance can be attributed to its allocation among fixed
income securities and to the actual performance of the
underlying funds’ investments.
At period-end, Franklin Fixed Income Portfolio Fund
allocated 93.8% of total net assets to domestic fixed income and had no foreign fixed income holdings. Franklin Liberty
U.S. Core Bond ETF, which seeks to obtain broad exposure
to the Bloomberg U.S. Aggregate Bond Index, was the
largest position with an allocation of 57.5%. Franklin Liberty
Investment Grade Corporate ETF was the second largest
position with an allocation of 9.4%, and Franklin Liberty
Short Duration U.S. Government ETF was the third largest
position with an allocation of 7.4%.
Thank you for your participation in Franklin Fixed Income
Portfolio Fund. We look forward to serving your future
investment needs.
Thomas A. Nelson, CFA
Wylie Tollette, CFA
Berkeley Revenaugh
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of March 31, 2022, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Fund Holdings
3/31/22
% of Total
Net Assets
a a
Franklin Liberty U.S. Core Bond ETF 57.5%
Franklin Liberty Investment Grade Corporate
ETF 9.4%
Franklin Liberty Short Duration U.S. Government
ETF 7.4%
Franklin Liberty Federal Tax-Free Bond ETF 5.6%
Franklin Liberty U.S. Treasury Bond ETF 4.7%
Schwab U.S. TIPS ETF 4.6%
Franklin Liberty Senior Loan ETF 2.8%
Franklin Liberty High Yield Corporate ETF 1.8%

Performance Summary as of March 31, 2022
Franklin Fixed Income Portfolio Fund

franklintempleton.com
Annual Report
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 3/31/22
1
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.
Cumulative
Total Return
2
Average Annual
Total Return
3
–
1-Year -3.91% -3.91%
Since Inception (7/15/20) -5.83% -3.45%
See page 13 for Performance Summary footnotes.

Franklin Fixed Income Portfolio Fund
Performance Summary

franklintempleton.com
Annual Report
See page 13 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
7/15/20–3/31/22

Franklin Fixed Income Portfolio Fund
Performance Summary

franklintempleton.com
Annual Report
All investments involve risks, including possible loss of principal. Because the Fund invests in underlying funds, the Fund’s ability to achieve its investment goal is directly related to the ability of the underlying funds to meet their investment goals, and the Fund indirectly bears the fees and expenses of the underlying funds. The Fund’s investments in ETFs may subject the Fund to additional risks than if the Fund would have invested directly in the ETFs’ underlying securities.
The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. An issuer of debt securities may fail to make interest payments or repay principal when due, in whole or in part. Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value. Because of prepayments, mortgage securities may be less effective than some other types of debt securities as a means of “locking in” long-term interest rates and may have less potential for capital appreciation during periods of falling interest rates. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Because the Fund can only distribute what it earns, the Fund’s distributions to shareholders may decline when prevailing interest rates fall or when the Fund experiences defaults on debt securities it holds. The prices of high-yield debt securities generally fluctu-
ate more than those of higher credit quality. Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with internal and external political and economic developments, trading practices, availability of information, limited markets, and currency exchange rate fluctuations and policies. The risks of foreign investments may be greater in developing or emerging market countries. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main invest-
ment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. The Fund has an expense reduction and a fee waiver associated with any investments it makes in a Franklin Templeton money fund and/or other Franklin Templeton fund, contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction and fee waiver; without these waivers, the results would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Source: Morningstar. The Bloomberg U.S. Aggregate Bond Index measures the performance of the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and nonagency). The Bloomberg Global Aggregate Bond Index measures the performance of the global investment-grade, fixed-rate bond markets. The benchmark includes government, government-related and corporate bonds, as well as asset-backed, mortgage-backed and commercial mortgage-backed securities from both developed and emerging markets issuers.
5. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(4/1/21–3/31/22)
Net Investment
Income
$0.2442
Total Annual Operating Expenses
5
With Fee
Waiver
Without Fee
Waiver
0.57% 54.23%

Your Fund’s Expenses
Franklin Fixed Income Portfolio Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service
(12b-1) fees, and other Fund expenses, if applicable. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value.” You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by $1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number under the headings “Actual”
and “Expenses Paid During Period” ( if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period. Non-recurring expenses are not annualized.
2. Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Beginning
Account
Value 10/1/21
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
Ending
Account
Value 3/31/22
Expenses
Paid During
Period
10/1/21–3/31/22
1,2
a
Annua lized
Expense
Ratio
2
$1,000 $945.40 $1.04 $1,023.86 $1.08 0.21%

Franklin ETF Trust
Financial Highlights
Franklin Equity Portfolio Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
15
a
Year Ended
March 31, 2022
Year Ended
March 31,
2021
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $11.80 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.17 0.10
Net realized and unrealized gains (losses) ................................................ 0.91 1.85
Total from investment operations ......................................................... 1.08 1.95
Less distributions from:
Net investment income ............................................................... (0.56) (0.15)
Net realized gains .................................................................. (0.08) —
Total distributions .................................................................... (0.64) (0.15)
Net asset value, end of year ............................................................ $12.24 $11.80
Total return
e
........................................................................ 8.93% 19.61%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 27.59% 38.20%
Expenses net of waiver and payments by affiliates
g
........................................... 0.50% 0.50%
h
Net investment income ................................................................ 1.34% 1.30%
Supplemental data
Net assets, end of year (000’s) .......................................................... $487 $347
Portfolio turnover rate ................................................................. 21.75% 81. 63%
a
For the period July 15, 2020 (effective date) to March 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.00% for the year ended March 31, 2022.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin ETF Trust
Schedule of Investments, March 31, 2022
Franklin Equity Portfolio Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
16
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Domestic Equity 65.4%
a
Franklin U.S. Core Equity (IU) Fund ..................................... 22,257 $ 318,496
Foreign Equity 33.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 5,492 57,999
a
Franklin FTSE Japan ETF ............................................. 346 9,376
a
Franklin International Core Equity (IU) Fund ............................... 8,385 96,426
163,801
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $438,734)
482,297
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 2,536 2,536
Total Money Market Funds (Cost $2,536) .......................................
2,536
Total Short Term Investments (Cost $2,536 ) ....................................
2,536
a
Total Investments (Cost $441,270) 99.6% .......................................
$484,833
Other Assets, less Liabilities 0.4% .............................................
2,088
Net Assets 100.0% ...........................................................
$486,921
See Abbreviations on page 28 .
a
See Note 3(d) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin ETF Trust
Financial Highlights
Franklin Fixed Income Portfolio Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
17
a
Year Ended
March 31, 2022
Year Ended
March 31,
2021
a
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ........................................................ $9.66 $10.00
Income from investment operations
b
:
Net investment income
c,d
............................................................. 0.18 0.17
Net realized and unrealized gains (losses) ................................................ (0.55) (0.37)
Total from investment operations ......................................................... (0.37) (0.20)
Less distributions from:
Net investment income ............................................................... (0.24) (0.14)
Net asset value, end of year ............................................................ $9.05 $9.66
Total return
e
........................................................................ (3.91)% (2.00)%
Ratios to average net assets
f
Expenses before waiver and payments by affiliates
g
.......................................... 110.00% 165.29%
Expenses net of waiver and payments by affiliates
g
........................................... 0.21% 0.21%
h
Net investment income ................................................................ 1.85% 2.39%
Supplemental data
Net assets, end of year (000’s) .......................................................... $75 $78
Portfolio turnover rate ................................................................. 34.24% 121.64%
a
For the period July 15, 2020 (effective date) to March 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds and exchange traded funds in which the
Fund invests.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Does not include expenses of the Underlying Funds in which the Fund invests. The weighted average indirect expenses of the Underlying Funds was 0.17 % for the year ended March 31, 2022.
h
Benefit of expense reduction rounds to less than 0.01%.

Franklin ETF Trust
Schedule of Investments, March 31, 2022
Franklin Fixed Income Portfolio Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
18
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
93.8%
Domestic Fixed Income 93.8%
a
Franklin Liberty Federal Tax-Free Bond ETF ............................... 168 $ 4,200
a
Franklin Liberty High Yield Corporate ETF ................................. 55 1,359
a
Franklin Liberty Investment Grade Corporate ETF ........................... 296 7,015
a
Franklin Liberty Senior Loan ETF ....................................... 83 2,048
a
Franklin Liberty Short Duration U.S. Government ETF ........................ 60 5,529
a
Franklin Liberty U.S. Core Bond ETF ..................................... 1,828 42,817
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 155 3,515
Schwab U.S. TIPS ETF ............................................... 56 3,400
69,883
Total Investments In Underlying Funds and Exchange Traded Funds (Cost $75,890)
69,883
a a a a
Short Term Investments 1.9%
a
Money Market Funds 1.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 1,403 1,403
Total Money Market Funds (Cost $1,403) .......................................
1,403
Total Short Term Investments (Cost $1,403 ) ....................................
1,403
a
Total Investments (Cost $77,293) 95.7% ........................................
$71,286
Other Assets, less Liabilities 4.3% .............................................
3,221
Net Assets 100.0% ...........................................................
$74,507
See Abbreviations on page 28 .
a
See Note 3(d) regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin ETF Trust
Financial Statements
Statements of Assets and Liabilities
March 31, 2022
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
19
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers .................................................. $— $3,435
Cost - Non-controlled affiliates (Note 3 d ) ....................................... 441,270 73,858
Value - Unaffiliated issuers ................................................. $— $3,400
Value - Non-controlled affiliates (Note 3 d ) ...................................... 484,833 67,886
Receivables:
Affiliates ............................................................... 31,581 49,796
Total assets ......................................................... 516,414 121,082
Liabilities:
Payables:
Investment securities purchased ............................................. 1,021 1,137
Transfer agent fees ....................................................... 302 290
Reports to shareholders fees ............................................... 7,036 7,025
Registration and filing fees ................................................. — 17,267
Professional fees ........................................................ 20,536 20,461
Accrued expenses and other liabilities .......................................... 598 395
Total liabilities ........................................................ 29,493 46,575
Net assets, at value ................................................ $486,921 $74,507
Net assets consist of:
Paid-in capital ............................................................ $441,703 $82,745
Total distributable earnings (losses) ............................................ 45,218 (8,238)
Net assets, at value ................................................ $486,921 $74,507
Shares outstanding ........................................................ 39,797 8,232
Net asset value per share ................................................... $12.24 $9.05

Franklin ETF Trust
Financial Statements
Statements of Operations
for the year ended March 31, 2022
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.
20
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Investment income:
Dividends:
Unaffiliated issuers ....................................................... $— $189
Non-controlled affiliates (Note 3 d ) ............................................ 7,767 1,504
Total investment income .................................................. 7,767 1,693
Expenses:
Management fees (Note 3 a ) .................................................. 1,057 206
Transfer agent fees (Note 3 c ) ................................................. 3,308 2,283
Reports to shareholders fees ................................................. 5,581 5,207
Registration and filing fees ................................................... 54,149 30,509
Professional fees .......................................................... 24,009 24,026
Trustees' fees and expenses ................................................. 37 8
Organization costs (Note 1d) ................................................. 494 2,084
Amortization of offering costs (No te 1d) ......................................... 28,952 27,186
Other ................................................................... (945) (1,149)
Total expenses ........................................................ 116,642 90,360
Expenses waived/paid by affiliates (Note 3 d and 3 e ) ............................. (114,540) (90,184)
Net expenses ........................................................ 2,102 176
Net investment income ............................................... 5,665 1,517
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ..................................................... — (24)
Non-controlled affiliates (Note 3 d ) .......................................... (5,293) (1,598)
Capital gain distributions from Underlying Funds:
Non-controlled affiliates (Note 3 d ) .......................................... 24,751 125
Net realized gain (loss) ................................................. 19,458 (1,497)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ..................................................... — (22)
Non-controlled affiliates (Note 3 d ) .......................................... 1,121 (3,448)
Net change in unrealized appreciation (depreciation) ........................... 1,121 (3,470)
Net realized and unrealized gain (loss) ........................................... 20,579 (4,967)
Net increase (decrease) in net assets resulting from operations ......................... $26,244 $(3,450)

Franklin ETF Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report
21
Franklin Equity Portfolio Fund Franklin Fixed Income Portfolio Fund
Year Ended
March 31, 2022
Year Ended
March 31, 2021
a
Year Ended
March 31, 2022
Year Ended
March 31, 2021
a
Increase (decrease) in net assets:
Operations:
Net investment income ............ $5,665 $2,572 $1,517 $1,066
Net realized gain (loss) ............ 19,458 2,582 (1,497) (371)
Net change in unrealized appreciation
(depreciation) ................. 1,121 42,442 (3,470) (2,537)
Net increase (decrease) in net
assets resulting from operations . 26,244 47,596 (3,450) (1,842)
Distributions to shareholders ......... (23,531) (4,147) (2,052) (999)
Capital share transactions (Note 2 ) ..... 137,114 303,645 2,049 80,801
Net increase (decrease) in net
assets ..................... 139,827 347,094 (3,453) 77,960
Net assets:
Beginning of year .................. 347,094 — 77,960 —
End of year ...................... $486,921 $347,094 $74,507 $77,960
a
For the period July 15, 2020 (effective date) to March 31, 2021
.

Franklin ETF Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Franklin ETF Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds, two of which are included in this report
(Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP). The Funds invest primarily in mutual funds
(Underlying Funds) and exchange traded funds (ETFs),
including affiliated funds managed by Franklin Templeton (FT
Underlying Funds).
The accounting policies of the Underlying Funds are
outlined in their respective shareholder reports. A copy of the
Underlying Funds’ shareholder reports in which each Fund
invests is available on the U.S. Securities and Exchange
Commission (SEC) website at sec.gov. The Underlying
Funds’ shareholder reports are not covered by this report.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share as of 4 p.m. Eastern time each day the New
York Stock Exchange (NYSE) is open for trading. Under
compliance policies and procedures approved by the Trust's
Board of Trustees (the Board), the Funds' administrator has
responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds
may utilize independent pricing services, quotations from
securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their
closing NAV each trading day. Exchange traded funds
(ETFs) listed on an exchange or on the NASDAQ National
Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
b. Income Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2022, each
Fund has determined that no tax liability is required in their financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Funds invest.
c. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income and capital
gain distributions are recorded on the ex-dividend date
except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Funds. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust. Certain Fund
specific expenses are allocated directly to the Fund that
incurred the expense.
The Funds indirectly bear their proportionate share of
expenses from the Underlying Funds and ETFs. Since the
Underlying Funds and ETFs have varied expense levels and

Franklin ETF Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
the Funds may own different proportions of the Underlying
Funds and ETFs at different times, the amount of expenses
incurred indirectly by the Funds will vary.
d. Organization and Offering Costs
Organization costs were expensed as incurred. Offering
costs are amortized on a straight line basis over twelve
months.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust.
Additionally, in the normal course of business, the Trust,
on behalf of the Funds, enters into contracts with service
providers that contain general indemnification clauses. The
Trust's maximum exposure under these arrangements is
unknown as this would involve future claims that may be
made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At March 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Funds’
shares were as follows:
a
For the period July 15, 2020 (effective date) to March 31, 2021.
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Funds are also officers and/or directors of the following subsidiaries:
Franklin Equity Portfolio Fund
Franklin Fixed Income Portfolio
Fund
Shares Amount Shares Amount
Single Class
Year ended March 31, 2022
Shares sold ................................... 18,847 $240,971 3,644 $35,178
Shares issued in reinvestment of distributions .......... 1,805 23,363 189 1,809
Shares redeemed ............................... (10,259) (127,220) (3,675) (34,938)
Net increase (decrease) .......................... 10,393 $137,114 158 $2,049
Year ended March 31, 2021
a
Shares sold ................................... 44,857 $474,710 10,891 $108,996
Shares issued in reinvestment of distributions .......... 374 4,001 86 855
Shares redeemed ............................... (15,827) (175,066) (2,903) (29,050)
Net increase (decrease) .......................... 29,404 $303,645 8,074 $80,801
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
1. Organization and Significant Accounting Policies
(continued)
c. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin ETF Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
a. Management Fees
The Funds pay an investment management fee to Advisers, calculated daily and paid monthly, of 0.25% per year of the average daily net assets of each of the Funds.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on the Funds' average daily net assets, and is not an additional expense of the Funds.
c. Transfer Agent Fees
The Funds pay transfer agent fees to Investor Services for its performance of shareholder servicing obligations. The fees are based on an annualized asset based fee of 0.02% plus a transaction based fee. In addition, the Funds reimburse Investor
Services for out of pocket expenses incurred and reimburses shareholder servicing fees paid to third parties.
For the year ended March 31, 2022, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
d. Investments in FT Underlying Funds
The Funds invest in FT Underlying Funds which are managed by Advisers (or by an affiliate of Advisers). As defined in the
1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25%
or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in FT Underlying Funds for the purpose of exercising a controlling influence over the management or policies. Management fees paid by the Funds are waived on assets invested in Institutional Fiduciary
Trust Money Market Portfolio (Sweep Money Fund), as noted in the Statements of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by the Sweep Money Fund.
Investments in FT Underlying Funds for the year ended March 31, 2022, were as follows:
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Transfer agent fees ........................ $2,989 $2,085
3. Transactions with Affiliates
(continued)

Franklin ETF Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
a
Dividend income includes capital gain distributions received, if any, from underlying funds, and are presented in corresponding line item in the Statement of Operations.
e. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Equity Portfolio Fund and Franklin Fixed Income Portfolio Fund so that the operating expenses
(excluding interest expense and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) and acquired fund fees and expenses for each of the Funds does not exceed 0.50% and
0.40%, respectively, based on the average net assets of each Fund until July 31, 2022.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Dividend
Income
a a a a a a a a a
Franklin Equity Portfolio Fund
Non-Controlled Affiliates
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 42,092 $ 33,376 $ (10,169) $ (887) $ (6,413) $ 57,999 5,492 $ 1,434
Franklin FTSE Japan ETF ..... 6,508 5,957 (2,040) (197) (852) 9,376 346 193
Franklin International Core Equity
(IU) Fund ................ 66,723 53,589 (16,905) (763) (6,218) 96,426 8,385 6,815
a
Franklin U.S. Core Equity (IU) Fund 228,539 140,160 (61,361) (3,446) 14,604 318,496 22,257 24,076
a
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 1,429 120,809 (119,702) — — 2,536 2,536 —
Total Non-Controlled Affiliates $345,291 $353,891 $(210,177) $(5,293) $1,121 $484,833 $32,518
Total Affiliated Securities .... $345,291 $353,891 $(210,177) $(5,293) $1,121 $484,833 $32,518
Franklin Fixed Income Portfolio Fund
Non-Controlled Affiliates
Franklin Liberty Federal Tax-Free
Bond ETF ................ 4,514 1,394 (1,381) (38) (289) 4,200 168 75
Franklin Liberty High Yield
Corporate ETF ............ 1,471 605 (616) (19) (82) 1,359 55 76
a
Franklin Liberty Investment Grade
Corporate ETF ............ 7,372 2,235 (1,990) (166) (436) 7,015 296 217
a
Franklin Liberty Senior Loan ETF 2,235 724 (894) (10) (7) 2,048 83 75
Franklin Liberty Short Duration U.S.
Government ETF ........... 5,997 1,985 (2,242) (56) (155) 5,529 60 50
Franklin Liberty U.S. Core Bond
ETF .................... 46,180 17,345 (17,131) (1,206) (2,371) 42,817 1,828 1,074
a
Franklin Liberty U.S. Treasury Bond
ETF .................... 3,725 1,362 (1,361) (103) (108) 3,515 155 62
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 536 37,675 (36,808) — — 1,403 1,403 —
Total Non-Controlled Affiliates $72,030 $63,325 $(62,423) $(1,598) $(3,448) $67,886 $1,629
Total Affiliated Securities .... $72,030 $63,325 $(62,423) $(1,598) $(3,448) $67,886 $1,629
3. Transactions with Affiliates
(continued)
d. Investments in FT Underlying Funds
(continued)

Franklin ETF Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
f. Other Affiliated Transactions
At March 31, 2022, Templeton International, Inc. owned 17.7% of Franklin Fixed Income Portfolio Fund outstanding shares.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At March 31, 2022, the capital loss carryforwards were as follows:
For tax purposes, the Funds may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At March 31, 2022, the deferred losses were as follows:
The tax character of distributions paid during the years ended March 31, 2022 and 2021, was as follows:
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
1 1 1
Capital loss carryforwards not subject to expiration:
Short term ............................. $ — $ 137
Long term ............................. — 1
Total capital loss carryforwards ............ $— $138
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Post-October capital losses ......... $1,756 $936
Late-Year ordinary losses .......... $712 $—
Franklin Equity Portfolio Fund
Franklin Fixed Income Portfolio
Fund
2022 2021 2022 2021
Distributions paid from:
Ordinary income ........................ $23,531 $4,147 $2,052 $999
3. Transactions with Affiliates
(continued)

Franklin ETF Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
At March 31, 2022, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of non-deductible expenses, short term capital gains distributions from Underlying Funds and wash sales.
Franklin Equity Portfolio Fund utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales (excluding short term securities) for the year ended March 31, 2022, were as follows:
6. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Funds will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
7. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
a a a
Cost of investments ....................... $445,391 $78,496
Unrealized appreciation ..................... $47,013 $—
Unrealized depreciation ..................... (7,571) (7,210)
Net unrealized appreciation (depreciation) ....... $39,442 $(7,210)
Distributable earnings:
Undistributed ordinary income ................ $— $46
Undistributed long term capital gains ........... 8,244 —
Total distributable earnings .................. $8,244 $46
Franklin Equity
Portfolio Fund
Franklin
Fixed Income
Portfolio Fund
Purchases .............................. $233,083 $26,652
Sales .................................. $90,475 $26,901
4. Income Taxes
(continued)

Franklin ETF Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 3, 2023. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended March 31, 2022, the Funds did not use the Global Credit Facility.
9. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At March 31, 2022, all of the Funds' investments in financial instruments carried at fair value were valued using Level 1 inputs.
For detailed categories, see the accompanying Schedules of Investments.
10. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Selected Portfolio
ETF
Exchange-Traded Fund

Franklin ETF Trust

franklintempleton.com
Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Franklin ETF Trust and Shareholders of Franklin Equity Portfolio Fund and Franklin Fixed Income
Portfolio Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin
Equity Portfolio Fund and Franklin Fixed Income Portfolio Fund (two of the funds constituting Franklin ETF Trust, hereafter collectively referred to as the "Funds") as of March 31, 2022, the related statements of operations for the year ended March
31, 2022 and the statements of changes in net assets and the financial highlights for the year ended March 31, 2022 and the period July 15, 2020 (effective date) through March 31, 2021, including the related notes (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2022, the results of each of their operations for the year then ended, and the changes in each of their net assets and financial highlights for the year ended March 31, 2022 and for the period July 15, 2020 (effective date) through March 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
PricewaterhouseCoopers LLP
San Francisco, California
May 25, 2022
We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

Franklin ETF Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2022:
Under Section 853 of the Internal Revenue Code, the Funds below intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2022:
Pursuant to:
Franklin Equity
Portfolio Fund
Franklin Fixed
Income Portfolio
Fund
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $6,603 —
Franklin Equity
Portfolio Fund
Franklin Fixed
Income Portfolio
Fund
Foreign Taxes Paid $389 —
Foreign Source Income
Earned $1,266 —

Franklin ETF Trust
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Rohit Bhagat (1964) Lead
Independent
Trustee
Since 2017 59 AssetMark Financial Holdings,
Inc. (investment solutions)
(2018-present) and PhonePe
(2020-present) (payment and
financial services); formerly , Axis
Bank (financial) (2013-2021),
FlipKart Limited (2019-2020)
(eCommerce company); CapFloat
Financial Services Pvt., Ltd.
(non-banking finance company)
(2018) and Zentific Investment
Management (hedge fund) (2015-
2018).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company)
(February 2021-present); and formerly , Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global
Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).
Deborah D. McWhinney (1955) Trustee Since 2020 59 S&P Global, Inc. (financial information services)
(February 2022), Borg Warner
(automotive) (2018-present),
LegalShield (consumer services)
(2020-present); and formerly ,
IHS Markit (information services)
(2015-2022), Fluor Corporation
(construction and engineering)
(2014-2020) and Focus Financial
Partner, LLC (financial services)
(2018-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical
Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise
Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).
Anantha K. Pradeep (1963) Trustee Since 2017 59 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company)
(2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly , Founder,
BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

Franklin ETF Trust

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Jennifer M. Johnson (1964) Trustee and
Chairperson of the
Board
Since 2017 70 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly ,
Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and
Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Fred Jensen (1963) Chief
Compliance
Officer
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue, 47th Floor
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Director - Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of
the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; formerly , Chief Compliance Officer of Legg Mason Global Asset Allocation;
Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).
Steven J. Gray (1955) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer –
Finance and
Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since July 2021 Not Applicable Not Applicable
620 Eighth Avenue
New York, NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Franklin ETF Trust

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.
Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset management and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Patrick O’Connor (1967) President and
Chief Executive
Officer –
Investment
Management
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Vivek Pai (1970) Treasurer,
Chief Financial
Officer and Chief
Accounting Officer
Since 2019 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale,
FL 33301-1923
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President since
2015 and Secretary
since 2017
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Craig S. Tyle (1960) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
General Counsel and Executive Vice President, Franklin Resources, Inc.; and officer of some of the other subsidiaries of Franklin Resources,
Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Lori A. Weber (1964) Vice President Since 2012 Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin ETF Trust
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FPF A 05/22
© 2022 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report
Franklin ETF Trust
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

ANNUAL REPORT

FRANKLIN LIBERTY SHORT DURATION U.S. GOVERNMENT ETF

A Series of Franklin ETF Trust

March 31, 2022

Visit franklintempleton.com for fund updates and documents, or to find helpful financial planning tools.

Not FDIC Insured | May Lose Value | No Bank Guarantee

franklintempleton.com	Annual Report

1

ANNUAL REPORT

Franklin Liberty Short Duration U.S. Government ETF

This annual report for Franklin Liberty Short Duration U.S. Government ETF covers the fiscal year ended March 31, 2022.

Your Fund’s Goal and Main Investments

The Fund seeks to provide a high level of current income as is consistent with prudent investing, while seeking preserva- tion of capital, by normally investing at least 80% of its net assets in securities issued or guaranteed by the U.S. govern- ment, its agencies or instrumentalities.1 The Fund currently targets an estimated portfolio duration of three years or less.

Portfolio Composition* 3/31/22

% of Total
Net Assets

MBS ARMs	41.2%

MBS Fixed Rate	28.7%

U.S. Agencies	2.7%

U.S. Treasuries	36.1%

Short-Term Investments & Other Assets, less Liabilities	-8.7%

*Figures reflect certain derivatives held in the portfolio (or their underlying reference assets) and may not total 100% or may be negative due to rounding, use of any derivatives, unsettled trades or other factors.

Performance Overview

For the 12 months under review, the Fund posted cumulative total returns of -2.42% based on market price and -2.45% based on net asset value. In comparison, the Bloomberg U.S. Government Index: 1-3 Year Component, which includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures with at least one year up to, but not including, three years to final maturity, posted a -3.03% cumulative total return for the same period.2 You can find more of the Fund’s performance data in the Performance Summary beginning on page 4.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Economic and Market Overview

The U.S. bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, posted a -4.15% total return for the 12 months ended March 31, 2022.2 Growing inflation amid supply chain disruptions and increased consumer spending led to tighter monetary policy, reducing the value of most bonds. Geopolitical instability disrupted financial markets late in the 12-month period following Russia’s invasion of Ukraine, contributing to significant volatility in bond markets.

The yield curve flattened notably during the period, reflecting investors’ expectations that short-term interest rates will con- tinue to rise, while the outlook for long-term economic growth is uncertain.

In an effort to control inflation, the U.S. Federal Reserve (Fed) raised the federal funds target rate to a range of 0.25%–0.50%, the first such increase since 2018. The Fed noted in its March 2022 meeting that strength in the U.S. job market and continued inflationary pressure, exacerbated by the war in Ukraine, meant it anticipated making further increases to the federal funds target rate. Furthermore, the Fed said it expected to begin reducing its bond holdings at a future meeting.

U.S. Treasury (UST) bonds, as measured by the Bloomberg U.S. Treasury Index, posted a -3.67% total return for the 12-month period.2 The 10-year UST yield (which moves inversely to price) increased, particularly later in the period amid high inflation and the Fed’s less accommodative stance. Mortgage-backed securities (MBS), as measured by the Bloomberg U.S. MBS Index, posted a -4.92% total return for the period.2

Corporate bond prices also declined overall, constrained by inflation and rising interest rates. Furthermore, corporate yield spreads, a measure of the difference in yields between corporate bonds and similarly-dated USTs, increased,

1.Some securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to timely payment of principal and interest. The Fund’s net asset value, trading price and yield are not guaranteed and will fluctuate with market conditions. Please see the Fund’s prospectus for the level of credit support offered by government agency or instrumentality issues.

2.Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The index is unmanaged and includes reinvestment of any income or distributions. It does not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.

See www.franklintempletondatasources.com for additional data provider information.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI). The SOI begins on page 9.

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reflecting investors’ increasing risk-off preferences. However, yield spreads rose faster for investment-grade bonds than high-yield bonds, and high-yield bonds benefited from higher coupon payments. In this environment, high-yield corporate bonds, as represented by the Bloomberg U.S. Corporate High Yield Bond Index, posted a -0.66% total return, while investment-grade corporate bonds, as represented by the Bloomberg U.S. Corporate Bond Index, posted a -4.20% total return.2

Investment Strategy

Under normal market conditions, the Fund invests at least 80% of its net assets in securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities. The Fund currently targets an estimated portfolio duration of three years or less. The Fund generally invests 50%–80% of its assets in mortgage securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities, including adjustable rate mortgage securities (ARMs) and collateral- ized mortgage obligations (CMOs). The Fund also invests in direct U.S. government obligations (such as Treasury bonds, bills and notes) and in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including government-sponsored entities. All of the Fund’s principal investments are debt securities, including bonds, notes and debentures. To pursue its investment goal, the Fund may invest in certain interest rate-related derivatives, principally U.S. Treasury futures contracts and options on interest rate/ bond futures. The use of these derivatives may allow the Fund to obtain net long or short exposures to selected inter- est rates or durations. These derivatives may be used to hedge risks associated with the Fund’s other portfolio invest- ments and to manage the duration of the Fund’s portfolio. The Fund is an actively managed exchange-traded fund (ETF) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of port- folio turnover than funds that seek to replicate the performance of an index.

Manager’s Discussion

Over the 12-month period ending March 31, 2022, as supply chain-induced inflation persisted, U.S. policymakers signaled a move away from their “transitory inflation” stance, leading to renewed market focus on the timing of a Fed taper and interest rate hikes. Amid ever-changing views around the tra- jectory of Fed tapering, UST yields experienced periods of volatility and rose across the curve. Yields moved up sharply on the front end of the yield curve, and the curve flattened as the market priced in the anticipated movement in the federal funds target rate. Spreads widened for all mortgage sectors, but most notably for agency fixed-rate MBS.

The Fund’s yield curve exposure was the primary contributor to outperformance versus the benchmark. The Fund was positioned with less duration than the benchmark overall, especially on the two-year part of the curve. The Fund’s exposure to MBS was the largest negative contributor to per- formance. MBS spreads widened as the market first responded to the expected end of Fed purchases in the sec- tor and subsequently to the expectation that the Fed would allow the size of the MBS holdings to decline. The Fund’s exposure to agency ARMs and agency CMOs also detracted from performance as spreads in the sectors widened in sym- pathy with MBS spreads.

The Fund invested in USTs, agency debentures, agency mortgage pass-through securities and other U.S. government-related bonds and cash investments. We looked for valuations we considered attractive within lower interest- rate risk government bond markets with a focus on high current income. We used UST futures and options on UST futures for duration and convexity management.

Thank you for your participation in Franklin Liberty Short Duration U.S. Government ETF. We look forward to serving your future investment needs.

Patrick A. Klein, Ph.D.

Paul Varunok

Neil Dhruv

Portfolio Management Team

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2022, the end of the report- ing period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic condi- tions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, coun- try, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their complete- ness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of March 31, 2022

Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not include brokerage commissions that may be payable on secondary market transactions. The per- formance tables and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing fund shares. The price used to calculate market return (Market Price) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary trading (11/6/13), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been rein- vested at Market Price and NAV.

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for oper- ating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/221

	Cumulative Total Return2		Average Annual Total Return2
	Based on	Based on	Based on	Based on
	NAV3	market price4	NAV3	market price4

1-Year	-2.45%	-2.42%	-2.45%	-2.42%

5-Year	+4.91%	+4.78%	+0.96%	+0.94%

Since Inception (11/4/13)	+8.17%	+7.80%	+0.94%	+0.90%

Distribution Rate5	30-Day Standardized Yield6
0.73%		1.01%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 6 for Performance Summary footnotes

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P E R F O R M A N C E S U M M A R Y

Total Return Index Comparison for a Hypothetical $10,000 Investment1

Total return is calculated at net asset value and represents the change in value of an investment over the periods shown. It includes any Fund fees and expenses, and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

11/4/13–3/31/22

$12,000

$11,000

$10,817

$10,785

$10,000
$9,000
11/13	3/14	3/15	3/16	3/17	3/18	3/19	3/20	3/21	3/22

Franklin Liberty Short Duration U.S. Government ETF

Bloomberg U.S. Government Index: 1-3 Year Component7

See page 6 for Performance Summary footnotes

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P E R F O R M A N C E S U M M A R Y

Distributions (4/1/21–3/31/22)

Net Investment

Income

$0.756070

Total Annual Operating Expenses8

0.25%

All investments involve risks, including possible loss of principal. Interest rate movements, unscheduled mortgage prepayments and other risk factors will affect the Fund’s share price and yield. Bond prices, and thus a fund’s share price, generally move in the opposite direction of interest rates. Therefore, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Changes in the financial strength of a bond issuer or in a bond’s credit rating may affect its value. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a discussion of the main investment risks.

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of cer- tain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.

ETFs trade like stocks, fluctuate in market value and may trade at prices above or below their net asset value. Brokerage commissions and ETF expenses will reduce returns.

1.The Fund has a fee waiver and/or an expense reimbursement contractually guaranteed through 7/31/22. Fund investment results reflect the expense reduction; without this reduction, the results would have been lower.

2.Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.

3.Assumes reinvestment of distributions based on net asset value.

4.Assumes reinvestment of distributions based on market price.

5.Distribution rate is based on an annualization of the 5.6390 cent per share March dividend and the NAV of $92.17 per share on 3/31/22.

6.The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.

7.Source: Morningstar. The Bloomberg U.S. Government Index: 1-3 Year Component includes U.S. dollar-denominated, fixed-rate, nominal U.S. Treasuries and U.S. agency debentures (securities issued by U.S. government-owned or government-sponsored entities, and debt explicitly guaranteed by the U.S. government) with at least one year up to, but not including, three years to final maturity.

8.Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

See www.franklintempletondatasources.com for additional data provider information.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing Fund costs, including management fees and other Fund expenses. All funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other funds. The table assumes a $1,000 invest- ment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “End- ing Account Value.” You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you com- pare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

		Actual	Hypothetical
	(actual return after expenses)		(5% annual return before expenses)
		Expenses		Expenses
Beginning	Ending	Paid During	Ending	Paid During
Account	Account	Period	Account	Period	Net Annualized
Value 10/1/21	Value 3/31/22	10/1/21–3/31/221,2	Value 3/31/22	10/1/21–3/31/221,2	Expense Ratio2
$1,000	$976.40	$1.23	$1,023.68	$1.26	0.25%

1.Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

2.Reflects expenses after fee waivers and expense reimbursements. Does not include acquired fund fees and expenses.

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F R A N K LI N E T F T R U S T

Financial Highlights

Franklin Liberty Short Duration U.S. Government ETF

						Year
						Ended
		Year Ended March 31,				May 31,

	2022	2021	2020	2019	2018a	2017
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year . . . . . . . . . . . . . . . . . . . .	$95.24	$94.84	$94.40	$95.18	$96.75	$97.83
Income from investment operationsb:

Net investment incomec . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.41	0.79	2.11	1.95	1.17	1.02
Net realized and unrealized gains (losses) . . . . . . . . . . . .	(2.72)	0.89	0.85	(0.03)	(0.89)	(0.08)

Total from investment operations . . . . . . . . . . . . . . . . . . . . .	(2.31)	1.68	2.96	1.92	0.28	0.94
Less distributions from:

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(0.76)	(1.28)	(2.52)	(2.70)	(1.85)	(2.02)

Net asset value, end of year . . . . . . . . . . . . . . . . . . . . . . . . .	$92.17	$95.24	$94.84	$94.40	$95.18	$96.75

Total returnd . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(2.45)%	1.77%	3.18%	2.04%	0.30%	0.97%
Ratios to average net assetse
Expenses before waiver and payments by affiliates . . . . .	0.30%	0.37%	0.43%	0.44%	0.50%	0.39%
Expenses net of waiver and payments by affiliates . . . . . .	0.25%f	0.24%	0.23%	0.25%f	0.27%f	0.30%f
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	0.43%	0.82%	2.23%	2.06%	1.47%	1.05%
Supplemental data
Net assets, end of year (000’s) . . . . . . . . . . . . . . . . . . . . . .	$359,566	$435,827	$187,395	$125,177	$164,279	$169,406
Portfolio turnover rateg . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	156.78%	210.16%	169.35%	104.49%	103.43%	134.97%
Portfolio turnover rate excluding mortgage dollar
rollsg,h . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	84.03%	189.55%	105.08%	64.69%	68.15%	75.90%

aFor the period June 1, 2017 to March 31, 2018.

bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of creation unit Fund shares in relation to income earned, adjustments to interest income for the inflation index bonds, and/or fluctuating market value of the investments of the Fund.

cBased on average daily shares outstanding.

dTotal return is not annualized for periods less than one year. Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period.

eRatios are annualized for periods less than one year, except for non-recurring expenses, if any. fBenefit of expense reduction rounds to less than 0.01%.

gPortfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash (“Cash creations”). hSee Note 1(d) regarding mortgage dollar rolls.

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Schedule of Investments, March 31, 2022

Franklin Liberty Short Duration U.S. Government ETF

	Principal Amount	Value
U.S. Government and Agency Securities 38.8%
Dragon 2012 LLC, secured bond, 1.972%, 3/12/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 18,762	$18,694
Export-Import Bank of the U.S.,
senior secured note, 1.90%, 7/12/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,364,951	1,357,438
secured note, 2.628%, 11/12/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,298,396	1,291,037

aKE Export Leasing LLC, 2013-A, secured note, FRN, 0.738%, (3-Month USD LIBOR + 0.23%),

2/28/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	530,030	529,697
MSN 41079 and 41084 Ltd., 1.631%, 12/14/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,243,595	1,228,764
Petroleos Mexicanos, 2.378%, 4/15/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	490,000	488,228
Reliance Industries Ltd.,
2.512%, 1/15/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	750,000	745,868
senior secured note, 2.06%, 1/15/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,000,000	985,747
U.S. International Development Finance Corp.,
2.12%, 3/20/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	733,333	730,773
4.01%, 5/15/30 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,440,000	1,514,646
U.S. Treasury Note,
0.125%, 4/30/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,500,000	2,455,991
0.125%, 5/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,000,000	10,793,105
0.125%, 5/31/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,898,926
0.125%, 7/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,500,000	2,440,674
0.125%, 8/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,869,629
0.125%, 9/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,000,000	2,915,449
0.25%, 4/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,000,000	5,908,195
0.25%, 6/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,000,000	5,884,102
0.25%, 11/15/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,845,996
0.25%, 3/15/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,100,000	7,782,644
0.25%, 5/15/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,780,078
0.25%, 6/15/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,000,000	4,769,727
0.375%, 4/15/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	25,000,000	24,018,555
0.875%, 1/31/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	10,000,000	9,746,875
1.25%, 7/31/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,400,000	3,365,668
1.25%, 8/31/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,000,000	7,775,000
1.50%, 9/30/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,200,000	10,938,375
1.625%, 4/30/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,400,000	3,394,071
1.625%, 10/31/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,000,000	2,975,449
1.75%, 6/30/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,300,000	5,224,434
Ulani MSN 37894, senior bond, 2.184%, 12/20/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	956,522	952,532
Total U.S. Government and Agency Securities (Cost $143,150,770)
		139,626,367

Mortgage-Backed Securities 69.9%

bFederal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 33.2%

FHLMC, 0.25%, (SOFR +/- MBS Margin), 12/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,757,344	1,742,995
FHLMC, 0.25%, (SOFR +/- MBS Margin), 1/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,033,177	3,993,819
FHLMC, 0.25%, (SOFR +/- MBS Margin), 1/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,368,827	3,371,446
FHLMC, 0.26%, (SOFR +/- MBS Margin), 12/25/28 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,999,832	2,981,041
FHLMC, 0.28%, (SOFR +/- MBS Margin), 5/25/28 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,160,215	4,162,849
FHLMC, 0.28%, (SOFR +/- MBS Margin), 4/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,500,000	2,502,302
FHLMC, 0.29%, (SOFR +/- MBS Margin), 1/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,490,517	4,494,729
FHLMC, 0.356%, (SOFR +/- MBS Margin), 1/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,000,000	3,984,902
FHLMC, 0.396%, (SOFR +/- MBS Margin), 1/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,000,000	2,991,569
FHLMC, 0.411%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30 . . . . . . . . . . . . . . . . . . . . . . . . .	999,473	1,000,237
FHLMC, 0.42%, (SOFR +/- MBS Margin), 2/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,250,000	2,245,063
FHLMC, 0.431%, (1-Month USD LIBOR +/- MBS Margin), 2/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . .	200,550	200,447
FHLMC, 0.436%, (SOFR +/- MBS Margin), 1/25/32 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,000,000	2,996,090
FHLMC, 0.44%, (SOFR +/- MBS Margin), 2/25/32 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,821,000	1,823,333
FHLMC, 0.451%, (1-Month USD LIBOR +/- MBS Margin), 3/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . .	484,596	484,736
FHLMC, 0.461%, (1-Month USD LIBOR +/- MBS Margin), 3/25/28 . . . . . . . . . . . . . . . . . . . . . . . . . .	452,886	453,151
FHLMC, 0.471%, (1-Month USD LIBOR +/- MBS Margin), 5/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . .	283,075	283,169
FHLMC, 0.481%, (1-Month USD LIBOR +/- MBS Margin), 1/25/28 . . . . . . . . . . . . . . . . . . . . . . . . . .	540,385	540,725
franklintempleton.com	Annual Report

9

F R A N K LI N E T F T R U S T

S C H E D U LE O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
b Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 0.491%, (1-Month USD LIBOR +/- MBS Margin), 12/25/24 . . . . . . . . . . . . . . . . . . . . . . . . .	$ 234,248	$234,437
FHLMC, 0.501%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30 . . . . . . . . . . . . . . . . . . . . . . . . .	3,561,131	3,554,305
FHLMC, 0.501%, (1-Month USD LIBOR +/- MBS Margin), 12/25/30 . . . . . . . . . . . . . . . . . . . . . . . . .	2,667,411	2,670,024
FHLMC, 0.531%, (1-Month USD LIBOR +/- MBS Margin), 8/25/27 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,792,652	1,793,070
FHLMC, 0.531%, (1-Month USD LIBOR +/- MBS Margin), 6/25/28 . . . . . . . . . . . . . . . . . . . . . . . . . .	411,834	410,781
FHLMC, 0.541%, (1-Month USD LIBOR +/- MBS Margin), 11/25/24 . . . . . . . . . . . . . . . . . . . . . . . . .	93,189	93,381
FHLMC, 0.541%, (1-Month USD LIBOR +/- MBS Margin), 7/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,809,699	2,802,477
FHLMC, 0.541%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,609,712	1,607,952
FHLMC, 0.541%, (1-Month USD LIBOR +/- MBS Margin), 11/25/30 . . . . . . . . . . . . . . . . . . . . . . . . .	1,314,383	1,315,870
FHLMC, 0.561%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,810,308	1,812,317
FHLMC, 0.571%, (1-Month USD LIBOR +/- MBS Margin), 9/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	392,934	393,343
FHLMC, 0.571%, (1-Month USD LIBOR +/- MBS Margin), 9/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,185,934	1,184,586
FHLMC, 0.581%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	571,160	571,349
FHLMC, 0.581%, (1-Month USD LIBOR +/- MBS Margin), 11/25/27 . . . . . . . . . . . . . . . . . . . . . . . . .	332,089	332,823
FHLMC, 0.591%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	471,172	471,260
FHLMC, 0.591%, (1-Month USD LIBOR +/- MBS Margin), 8/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,357,341	4,389,797
FHLMC, 0.601%, (1-Month USD LIBOR +/- MBS Margin), 8/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,621,173	1,623,435
FHLMC, 0.601%, (1-Month USD LIBOR +/- MBS Margin), 6/25/27 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,427,730	1,430,529
FHLMC, 0.601%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,348,994	1,346,354
FHLMC, 0.611%, (1-Month USD LIBOR +/- MBS Margin), 5/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,148,385	1,148,700
FHLMC, 0.611%, (1-Month USD LIBOR +/- MBS Margin), 3/25/27 . . . . . . . . . . . . . . . . . . . . . . . . . .	61,685	61,723
FHLMC, 0.611%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,314,091	1,315,500
FHLMC, 0.641%, (1-Month USD LIBOR +/- MBS Margin), 8/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . .	573,388	574,516
FHLMC, 0.661%, (1-Month USD LIBOR +/- MBS Margin), 12/25/26 . . . . . . . . . . . . . . . . . . . . . . . . .	317,969	318,168
FHLMC, 0.681%, (1-Month USD LIBOR +/- MBS Margin), 6/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,951,030	1,955,228
FHLMC, 0.681%, (1-Month USD LIBOR +/- MBS Margin), 5/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,390,574	1,395,407
FHLMC, 0.681%, (1-Month USD LIBOR +/- MBS Margin), 6/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	3,188,584	3,187,400
FHLMC, 0.697%, (1-Month USD LIBOR +/- MBS Margin), 12/15/48 . . . . . . . . . . . . . . . . . . . . . . . . .	884,075	882,891
FHLMC, 0.711%, (1-Month USD LIBOR +/- MBS Margin), 5/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,773,264	1,777,620
FHLMC, 0.721%, (1-Month USD LIBOR +/- MBS Margin), 4/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,723,897	1,729,801
FHLMC, 0.731%, (1-Month USD LIBOR +/- MBS Margin), 2/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,026,796	2,030,941
FHLMC, 0.731%, (1-Month USD LIBOR +/- MBS Margin), 7/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,537,562	1,540,836
FHLMC, 0.741%, (1-Month USD LIBOR +/- MBS Margin), 1/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . .	675,433	677,884
FHLMC, 0.741%, (1-Month USD LIBOR +/- MBS Margin), 10/25/26 . . . . . . . . . . . . . . . . . . . . . . . . .	2,494,968	2,491,873
FHLMC, 0.751%, (1-Month USD LIBOR +/- MBS Margin), 11/25/25 . . . . . . . . . . . . . . . . . . . . . . . . .	2,212,796	2,220,632
FHLMC, 0.751%, (1-Month USD LIBOR +/- MBS Margin), 12/25/29 . . . . . . . . . . . . . . . . . . . . . . . . .	3,365,293	3,382,565
FHLMC, 0.761%, (1-Month USD LIBOR +/- MBS Margin), 7/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,335,090	1,336,389
FHLMC, 0.761%, (1-Month USD LIBOR +/- MBS Margin), 8/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,487,406	1,493,651
FHLMC, 0.761%, (1-Month USD LIBOR +/- MBS Margin), 9/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	889,626	894,021
FHLMC, 0.771%, (1-Month USD LIBOR +/- MBS Margin), 3/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,579,370	2,589,764
FHLMC, 0.781%, (1-Month USD LIBOR +/- MBS Margin), 12/25/28 . . . . . . . . . . . . . . . . . . . . . . . . .	2,290,288	2,292,439
FHLMC, 0.781%, (1-Month USD LIBOR +/- MBS Margin), 2/25/29 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,018,443	1,020,027
FHLMC, 0.797%, (1-Month USD LIBOR +/- MBS Margin), 12/15/39 . . . . . . . . . . . . . . . . . . . . . . . . .	592,793	593,530
FHLMC, 0.801%, (1-Month USD LIBOR +/- MBS Margin), 11/25/28 . . . . . . . . . . . . . . . . . . . . . . . . .	1,460,007	1,464,819
FHLMC, 0.847%, (1-Month USD LIBOR +/- MBS Margin), 10/15/40 . . . . . . . . . . . . . . . . . . . . . . . . .	1,429,700	1,437,781
FHLMC, 0.941%, (1-Month USD LIBOR +/- MBS Margin), 2/25/27 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,129,233	1,137,612
FHLMC, 1.041%, (1-Month USD LIBOR +/- MBS Margin), 3/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,838,355	1,853,578
FHLMC, 1.739%, (12-Month USD LIBOR +/- MBS Margin), 8/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	117,615	121,988
FHLMC, 1.771%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	118,768	121,679
FHLMC, 1.775%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/29 . . . . . . . . . . . . . . . . . . . . . . . .	22,021	22,026
FHLMC, 1.84%, (12-Month USD LIBOR +/- MBS Margin), 5/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,538	1,538
FHLMC, 1.871%, (12-Month USD LIBOR +/- MBS Margin), 12/01/36 . . . . . . . . . . . . . . . . . . . . . . . .	37,656	39,088
FHLMC, 1.875%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	30,347	30,453
FHLMC, 1.877%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	1,022	1,066
FHLMC, 1.887%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	8,359	8,707
FHLMC, 1.888%, (12-Month USD LIBOR +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	8,872	8,905
FHLMC, 1.895%, (12-Month USD LIBOR +/- MBS Margin), 4/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	62,833	64,967
FHLMC, 1.928%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	44,598	45,571

10

Annual Report	franklintempleton.com

F R A N K LI N E T F T R U S T

S C H E D U LE O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
b Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)
FHLMC, 1.95%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	$ 101,182	$104,626
FHLMC, 1.954%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	8,158	8,469
FHLMC, 1.958%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38 . . . . . . . . . . . . . . . . . . . . . . . . .	19,505	20,224
FHLMC, 1.975%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/33 . . . . . . . . . . . . . . . . . . . . . . . .	32,903	33,019
FHLMC, 1.983%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33 . . . . . . . . . . . . . . . . . . . . . . . .	29,159	30,485
FHLMC, 1.986%, (12-Month USD LIBOR +/- MBS Margin), 6/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	1,907	1,909
FHLMC, 2.006%, (12-Month USD LIBOR +/- MBS Margin), 10/01/36 . . . . . . . . . . . . . . . . . . . . . . . .	10,070	10,552
FHLMC, 2.007%, (12-Month USD LIBOR +/- MBS Margin), 1/01/42 . . . . . . . . . . . . . . . . . . . . . . . . .	63,111	65,646
FHLMC, 2.011%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	2,434	2,450
FHLMC, 2.032%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	5,712	5,864
FHLMC, 2.042%, (12-Month USD LIBOR +/- MBS Margin), 5/01/42 . . . . . . . . . . . . . . . . . . . . . . . . .	414,621	432,126
FHLMC, 2.051%, (12-Month USD LIBOR +/- MBS Margin), 4/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	4,137	4,167
FHLMC, 2.055%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	177,382	184,942
FHLMC, 2.055%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	1,792	1,828
FHLMC, 2.071%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	452,596	471,820
FHLMC, 2.08%, (6-Month USD LIBOR +/- MBS Margin), 1/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . .	200	202
FHLMC, 2.084%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	32,079	33,391
FHLMC, 2.086%, (12-Month USD LIBOR +/- MBS Margin), 7/01/43 . . . . . . . . . . . . . . . . . . . . . . . . .	1,288,148	1,340,254
FHLMC, 2.107%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	11,977	12,002
FHLMC, 2.111%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	1,250	1,281
FHLMC, 2.114%, (12-Month USD LIBOR +/- MBS Margin), 1/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	4,870	5,043
FHLMC, 2.114%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	32,752	34,373
FHLMC, 2.12%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	5,318	5,475
FHLMC, 2.134%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	209,132	218,338
FHLMC, 2.141%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	97,010	97,035
FHLMC, 2.147%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	4,960	5,114
FHLMC, 2.153%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	172,910	179,552
FHLMC, 2.159%, (12-Month USD LIBOR +/- MBS Margin), 11/01/42 . . . . . . . . . . . . . . . . . . . . . . . .	322,424	335,558
FHLMC, 2.181%, (12-Month USD LIBOR +/- MBS Margin), 4/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	23,385	23,647
FHLMC, 2.23%, (12-Month USD LIBOR +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	11,901	12,069
FHLMC, 2.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	98,545	103,988
FHLMC, 2.25%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	6,389	6,399
FHLMC, 2.262%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/36 . . . . . . . . . . . . . . . . . . . . . . . .	28,432	30,154
FHLMC, 2.287%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/27 . . . . . . . . . . . . . . . . . . . . . . . .	200	200
FHLMC, 2.289%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . .	8,568	9,012
FHLMC, 2.317%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/29 . . . . . . . . . . . . . . . . . . . . . . . .	892	892
FHLMC, 2.32%, (6-Month USD LIBOR +/- MBS Margin), 9/01/30 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,436	1,439
FHLMC, 2.34%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	3,818	3,974
FHLMC, 2.34%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	263,979	276,882
FHLMC, 2.343%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33 . . . . . . . . . . . . . . . . . . . . . . .	12,478	13,080
FHLMC, 2.343%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/35 . . . . . . . . . . . . . . . . . . . . . . .	80,864	84,922
FHLMC, 2.344%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33 . . . . . . . . . . . . . . . . . . . . . . .	66,474	69,468
FHLMC, 2.35%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . . .	98,684	103,021
FHLMC, 2.35%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	1,209,382	1,274,760
FHLMC, 2.36%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	72,285	72,343
FHLMC, 2.37%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	9,529	9,974
FHLMC, 2.37%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/38 . . . . . . . . . . . . . . . . . . . . . . . .	64,236	64,223
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32 . . . . . . . . . . . . . . . . . . . . . . . .	995	997
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . .	12,754	13,360
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . .	15,094	15,168
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . .	27,922	29,168
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . .	30,180	31,526
FHLMC, 2.375%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/38 . . . . . . . . . . . . . . . . . . . . . . . .	581,545	607,438
FHLMC, 2.382%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	20,263	20,902
FHLMC, 2.389%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/30 . . . . . . . . . . . . . . . . . . . . . . . .	22	22
FHLMC, 2.401%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/36 . . . . . . . . . . . . . . . . . . . . . . .	10,539	11,038
FHLMC, 2.411%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/29 . . . . . . . . . . . . . . . . . . . . . . . .	133,756	134,044
FHLMC, 2.415%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . .	886,678	928,981
franklintempleton.com	Annual Report

11

F R A N K LI N E T F T R U S T

S C H E D U LE O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

Principal Amount	Value

Mortgage-Backed Securities (continued)

bFederal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate (continued)

FHLMC, 2.429%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . .	$9,371	$9,824
FHLMC, 2.454%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28 . . . . . . . . . . . . . . . . . . . . . . . .	466	467
FHLMC, 2.463%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/37 . . . . . . . . . . . . . . . . . . . . . . . .	25,134	25,151
FHLMC, 2.478%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . .	19,946	20,770
FHLMC, 2.478%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/36 . . . . . . . . . . . . . . . . . . . . . . . .	28,302	29,523
FHLMC, 2.534%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . .	30,742	31,384
FHLMC, 2.598%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/35 . . . . . . . . . . . . . . . . . . . . . . .	183,279	192,883
FHLMC, 2.642%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/37 . . . . . . . . . . . . . . . . . . . . . . . .	34,575	35,880
FHLMC, 2.847%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/29 . . . . . . . . . . . . . . . . . . . . . . . .	3,827	3,832
FHLMC, 2.899%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/29 . . . . . . . . . . . . . . . . . . . . . . .	4,062	4,073
FHLMC, 5.467%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/24 . . . . . . . . . . . . . . . . . . . . . . . .	466	468

		119,515,068
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 8.1%

FHLMC, 0.75%, 5/25/44 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,090,593	1,871,850
FHLMC, 0.799%, 5/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,466,370	2,242,199
FHLMC, 0.826%, 2/25/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	913,111	822,167
FHLMC, 1.054%, 8/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,959,482	1,877,926
FHLMC, 2.00%, 11/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,559,790	11,243,844
FHLMC, 2.00%, 2/25/50 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,124,339	1,058,343
FHLMC, 2.745%, 1/25/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,500,000	1,498,938
FHLMC, 2.995%, 12/25/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,500,000	1,511,639
FHLMC, 3.062%, 12/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,500,000	1,512,872
FHLMC, 3.458%, 8/25/23 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,000,000	2,027,354
FHLMC, 3.49%, 1/25/24 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,000,000	2,026,677
FHLMC, 3.50%, 6/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	201,725	206,212
FHLMC, 3.50%, 3/15/43 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	70,772	71,071
FHLMC, 4.00%, 3/01/49 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,066,666	1,104,465

		29,075,557

bFederal National Mortgage Association (FNMA) Adjustable Rate 6.6%

FNMA, 0.807%, (1-Month USD LIBOR +/- MBS Margin), 10/25/58 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,619,807	1,621,318
FNMA, 0.857%, (1-Month USD LIBOR +/- MBS Margin), 5/25/40 . . . . . . . . . . . . . . . . . . . . . . . . . . .	528,032	529,255
FNMA, 0.857%, (1-Month USD LIBOR +/- MBS Margin), 9/25/46 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,079,136	1,082,177
FNMA, 0.857%, (1-Month USD LIBOR +/- MBS Margin), 10/25/46 . . . . . . . . . . . . . . . . . . . . . . . . . .	951,941	954,571
FNMA, 0.907%, (1-Month USD LIBOR +/- MBS Margin), 9/25/22 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,591,962	1,592,191
FNMA, 0.907%, (1-Month USD LIBOR +/- MBS Margin), 10/25/41 . . . . . . . . . . . . . . . . . . . . . . . . . .	2,058,852	2,067,770
FNMA, 0.907%, (1-Month USD LIBOR +/- MBS Margin), 7/25/49 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,941,805	1,952,613
FNMA, 0.97%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .	311	311
FNMA, 1.05%, (6-Month USD LIBOR +/- MBS Margin), 9/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	644	645
FNMA, 1.304%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,941	1,945
FNMA, 1.355%, (6-Month USD LIBOR +/- MBS Margin), 3/01/28 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,527	1,531
FNMA, 1.499%, (1 Year CMT +/- MBS Margin), 1/01/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	16,588	16,723
FNMA, 1.504%, (1 Year CMT +/- MBS Margin), 6/01/40 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	33,220	34,131
FNMA, 1.504%, (1 Year CMT +/- MBS Margin), 11/01/40 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,211	11,410
FNMA, 1.526%, (6-Month USD LIBOR +/- MBS Margin), 5/01/32 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,434	1,435
FNMA, 1.571%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	29,352	30,087
FNMA, 1.583%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	37,650	38,884
FNMA, 1.615%, (12-Month USD LIBOR +/- MBS Margin), 10/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	3,285	3,289
FNMA, 1.628%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	7,024	7,270
FNMA, 1.643%, (6-Month USD LIBOR +/- MBS Margin), 11/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,990	4,999
FNMA, 1.643%, (6-Month USD LIBOR +/- MBS Margin), 2/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .	217,189	224,500
FNMA, 1.658%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,535	2,602
FNMA, 1.675%, (6-Month USD LIBOR +/- MBS Margin), 5/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,300	7,349
FNMA, 1.675%, (6-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,178	1,217
FNMA, 1.679%, (6-Month USD LIBOR +/- MBS Margin), 9/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,012	2,016
FNMA, 1.682%, (6-Month USD LIBOR +/- MBS Margin), 8/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,316	3,409
FNMA, 1.69%, (12-Month USD LIBOR +/- MBS Margin), 7/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . . .	215	216

12

Annual Report	franklintempleton.com

F R A N K LI N E T F T R U S T

S C H E D U LE O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
b Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 1.69%, (6-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,424	$2,509
FNMA, 1.695%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	41,721	43,010
FNMA, 1.695%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	5,252	5,404
FNMA, 1.716%, (12-Month USD LIBOR +/- MBS Margin), 2/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	16,466	17,074
FNMA, 1.723%, (6-Month USD LIBOR +/- MBS Margin), 6/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,432	9,796
FNMA, 1.74%, (6-Month USD LIBOR +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,527	11,936
FNMA, 1.753%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,023	3,154
FNMA, 1.757%, (6-Month USD LIBOR +/- MBS Margin), 12/01/24 . . . . . . . . . . . . . . . . . . . . . . . . . .	255	256
FNMA, 1.765%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	5,725	5,962
FNMA, 1.781%, (6-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,243	2,326
FNMA, 1.782%, (6-Month USD LIBOR +/- MBS Margin), 6/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . . .	93,262	96,602
FNMA, 1.782%, (6-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	77,766	80,438
FNMA, 1.788%, (12-Month USD LIBOR +/- MBS Margin), 12/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	1,213	1,212
FNMA, 1.795%, (6-Month USD LIBOR +/- MBS Margin), 3/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,104	6,313
FNMA, 1.799%, (6-Month USD LIBOR +/- MBS Margin), 2/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .	106,520	109,608
FNMA, 1.809%, (6-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,132	9,478
FNMA, 1.828%, (6-Month USD LIBOR +/- MBS Margin), 4/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,648	4,820
FNMA, 1.83%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,163	14,748
FNMA, 1.854%, (6-Month USD LIBOR +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	300,016	311,038
FNMA, 1.855%, (12-Month USD LIBOR +/- MBS Margin), 7/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	30,331	30,378
FNMA, 1.858%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,187	14,786
FNMA, 1.865%, (6-Month USD LIBOR +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . .	7,394	7,398
FNMA, 1.867%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	6,656	6,894
FNMA, 1.876%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,133	14,767
FNMA, 1.877%, (6-Month USD LIBOR +/- MBS Margin), 1/01/25 . . . . . . . . . . . . . . . . . . . . . . . . . . .	712	713
FNMA, 1.883%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	23,046	23,785
FNMA, 1.89%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,841	5,878
FNMA, 1.89%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	37,949	38,030
FNMA, 1.894%, (12-Month USD LIBOR +/- MBS Margin), 3/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . .	98,142	100,845
FNMA, 1.895%, (6-Month USD LIBOR +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . .	16,483	16,599
FNMA, 1.90%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .	203	204
FNMA, 1.90%, (12-Month USD LIBOR +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,275	4,439
FNMA, 1.925%, (1 Year CMT +/- MBS Margin), 10/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	99,020	103,403
FNMA, 1.927%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	45,858	46,206
FNMA, 1.933%, (12-Month USD LIBOR +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	153,312	159,593
FNMA, 1.934%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	18,873	19,629
FNMA, 1.935%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	15,249	15,776
FNMA, 1.938%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	13,259	13,765
FNMA, 1.938%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,727	22,993
FNMA, 1.939%, (12-Month USD LIBOR +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	90,415	91,165
FNMA, 1.94%, (12-Month USD LIBOR +/- MBS Margin), 1/01/38 . . . . . . . . . . . . . . . . . . . . . . . . . . .	74,217	77,223
FNMA, 1.94%, (12-Month USD LIBOR +/- MBS Margin), 12/01/39 . . . . . . . . . . . . . . . . . . . . . . . . . .	17,962	18,606
FNMA, 1.95%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	23,215	24,212
FNMA, 1.952%, (12-Month USD LIBOR +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,780	4,782
FNMA, 1.954%, (12-Month USD LIBOR +/- MBS Margin), 4/01/40 . . . . . . . . . . . . . . . . . . . . . . . . . .	210,597	217,344
FNMA, 1.962%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	117,488	117,951
FNMA, 1.965%, (12-Month USD LIBOR +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	11,163	11,562
FNMA, 1.972%, (12-Month USD LIBOR +/- MBS Margin), 8/01/38 . . . . . . . . . . . . . . . . . . . . . . . . . .	277,555	289,333
FNMA, 1.973%, (12-Month USD LIBOR +/- MBS Margin), 1/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	16,161	16,193
FNMA, 1.981%, (12-Month USD LIBOR +/- MBS Margin), 1/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	35,990	36,992
FNMA, 1.986%, (12-Month USD LIBOR +/- MBS Margin), 10/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	3,303	3,322
FNMA, 1.986%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	349,787	364,920
FNMA, 2.00%, (12-Month USD LIBOR +/- MBS Margin), 10/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	19,297	19,305
FNMA, 2.00%, (12-Month USD LIBOR +/- MBS Margin), 6/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,329	23,470
FNMA, 2.00%, (12-Month USD LIBOR +/- MBS Margin), 3/01/42 . . . . . . . . . . . . . . . . . . . . . . . . . . .	218,763	227,734
FNMA, 2.002%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/25 . . . . . . . . . . . . . . . . . . . . . . . . .	2,723	2,723
FNMA, 2.01%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43,262	45,261
FNMA, 2.012%, (12-Month USD LIBOR +/- MBS Margin), 7/01/42 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,378,376	1,441,599
franklintempleton.com	Annual Report

13

F R A N K LI N E T F T R U S T

S C H E D U LE O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount	Value

Mortgage-Backed Securities (continued)
b Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 2.013%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	$69,847	$69,904
FNMA, 2.017%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/29 . . . . . . . . . . . . . . . . . . . . . . . . .	487	487
FNMA, 2.018%, (12-Month USD LIBOR +/- MBS Margin), 12/01/32 . . . . . . . . . . . . . . . . . . . . . . . . .	1,459	1,458
FNMA, 2.024%, (12-Month USD LIBOR +/- MBS Margin), 9/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	107,079	110,638
FNMA, 2.032%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34,894	36,562
FNMA, 2.033%, (12-Month USD LIBOR +/- MBS Margin), 11/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	94,630	98,561
FNMA, 2.033%, (12-Month USD LIBOR +/- MBS Margin), 5/01/38 . . . . . . . . . . . . . . . . . . . . . . . . . .	905,881	945,554
FNMA, 2.034%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,829	1,832
FNMA, 2.035%, (12-Month USD LIBOR +/- MBS Margin), 8/01/44 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,468,631	1,525,943
FNMA, 2.047%, (12-Month USD LIBOR +/- MBS Margin), 4/01/44 . . . . . . . . . . . . . . . . . . . . . . . . . .	1,598,068	1,664,045
FNMA, 2.05%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	18,671	19,566
FNMA, 2.059%, (12-Month USD LIBOR +/- MBS Margin), 10/01/40 . . . . . . . . . . . . . . . . . . . . . . . . .	345,012	360,181
FNMA, 2.062%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	107,483	111,772
FNMA, 2.062%, (12-Month USD LIBOR +/- MBS Margin), 1/01/41 . . . . . . . . . . . . . . . . . . . . . . . . . .	140,072	145,607
FNMA, 2.063%, (6-Month USD LIBOR +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,775	9,778
FNMA, 2.064%, (11th District COF +/- MBS Margin), 8/01/29 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	14,355	14,392
FNMA, 2.065%, (12-Month USD LIBOR +/- MBS Margin), 9/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	292	296
FNMA, 2.072%, (12-Month USD LIBOR +/- MBS Margin), 9/01/42 . . . . . . . . . . . . . . . . . . . . . . . . . .	724,943	755,297
FNMA, 2.075%, (12-Month USD LIBOR +/- MBS Margin), 9/01/40 . . . . . . . . . . . . . . . . . . . . . . . . . .	52,920	55,385
FNMA, 2.081%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	21,755	22,831
FNMA, 2.084%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	4,243	4,407
FNMA, 2.089%, (1 Year CMT +/- MBS Margin), 11/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	76,222	77,002
FNMA, 2.105%, (12-Month USD LIBOR +/- MBS Margin), 6/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	11,112	11,624
FNMA, 2.108%, (1 Year CMT +/- MBS Margin), 10/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	249,426	262,018
FNMA, 2.109%, (12-Month USD LIBOR +/- MBS Margin), 5/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	127,109	132,971
FNMA, 2.124%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	3,756	3,863
FNMA, 2.127%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	9,423	9,438
FNMA, 2.131%, (12-Month USD LIBOR +/- MBS Margin), 8/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	44,853	45,486
FNMA, 2.14%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	70,477	74,070
FNMA, 2.143%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	11,957	12,326
FNMA, 2.171%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/33 . . . . . . . . . . . . . . . . . . . . . . . .	74,132	74,589
FNMA, 2.177%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	57,903	60,543
FNMA, 2.178%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/40 . . . . . . . . . . . . . . . . . . . . . . . . .	35,837	37,004
FNMA, 2.19%, (12-Month USD LIBOR +/- MBS Margin), 4/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,448	5,447
FNMA, 2.195%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/32 . . . . . . . . . . . . . . . . . . . . . . . . .	5,856	5,861
FNMA, 2.195%, (12-Month USD LIBOR +/- MBS Margin), 12/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	22,844	23,848
FNMA, 2.211%, (12-Month USD LIBOR +/- MBS Margin), 3/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	36,197	37,344
FNMA, 2.216%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	17,475	17,493
FNMA, 2.218%, (12-Month USD LIBOR +/- MBS Margin), 8/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	38,293	40,208
FNMA, 2.228%, (12-Month USD LIBOR +/- MBS Margin), 1/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . .	27,226	27,404
FNMA, 2.23%, (12-Month USD LIBOR +/- MBS Margin), 8/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,132	3,135
FNMA, 2.242%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/37 . . . . . . . . . . . . . . . . . . . . . . . .	23,560	24,891
FNMA, 2.259%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	20,629	20,652
FNMA, 2.265%, (12-Month USD LIBOR +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . . .	76,706	79,912
FNMA, 2.269%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40 . . . . . . . . . . . . . . . . . . . . . . . .	47,338	49,605
FNMA, 2.28%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/33 . . . . . . . . . . . . . . . . . . . . . . . . . .	8,316	8,319
FNMA, 2.291%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/32 . . . . . . . . . . . . . . . . . . . . . . . . .	456	456
FNMA, 2.296%, (1 Year CMT +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	36,328	38,521
FNMA, 2.297%, (US 1 Year CMT T-Note +/- MBS Margin), 11/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	12,860	12,890
FNMA, 2.302%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39 . . . . . . . . . . . . . . . . . . . . . . . . .	858	858
FNMA, 2.304%, (US 1 Year CMT T-Note +/- MBS Margin), 4/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	28,712	28,795
FNMA, 2.305%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/39 . . . . . . . . . . . . . . . . . . . . . . . . .	38,980	40,873
FNMA, 2.308%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/25 . . . . . . . . . . . . . . . . . . . . . . . . .	1,592	1,593
FNMA, 2.31%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40 . . . . . . . . . . . . . . . . . . . . . . . . .	729,091	765,779
FNMA, 2.312%, (1 Year CMT +/- MBS Margin), 10/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	34,275	36,255
FNMA, 2.316%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	53,630	56,359
FNMA, 2.317%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/38 . . . . . . . . . . . . . . . . . . . . . . . . .	139,154	139,562
FNMA, 2.32%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/34 . . . . . . . . . . . . . . . . . . . . . . . . .	42,452	44,461

14

Annual Report	franklintempleton.com

F R A N K LI N E T F T R U S T

S C H E D U LE O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

Principal Amount	Value

Mortgage-Backed Securities (continued)

bFederal National Mortgage Association (FNMA) Adjustable Rate (continued)

FNMA, 2.323%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/40 . . . . . . . . . . . . . . . . . . . . . . . .	$ 218,505	$229,631
FNMA, 2.327%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/38 . . . . . . . . . . . . . . . . . . . . . . . . .	4,812	4,831
FNMA, 2.332%, (1 Year CMT +/- MBS Margin), 9/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	23,417	24,818
FNMA, 2.333%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	10,383	10,426
FNMA, 2.335%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/39 . . . . . . . . . . . . . . . . . . . . . . . . .	3,382	3,410
FNMA, 2.336%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/28 . . . . . . . . . . . . . . . . . . . . . . . . .	445	445
FNMA, 2.348%, (US 1 Year CMT T-Note +/- MBS Margin), 6/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	24,759	25,786
FNMA, 2.351%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	927	927
FNMA, 2.356%, (US 1 Year CMT T-Note +/- MBS Margin), 8/01/36 . . . . . . . . . . . . . . . . . . . . . . . . .	97,276	101,965
FNMA, 2.359%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	67,465	67,981
FNMA, 2.364%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/37 . . . . . . . . . . . . . . . . . . . . . . . . .	25,118	25,140
FNMA, 2.366%, (US 1 Year CMT T-Note +/- MBS Margin), 9/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	3,545	3,551
FNMA, 2.378%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	11,871	11,875
FNMA, 2.386%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/32 . . . . . . . . . . . . . . . . . . . . . . . . .	11,722	11,921
FNMA, 2.401%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/34 . . . . . . . . . . . . . . . . . . . . . . . .	12,627	13,238
FNMA, 2.409%, (US 1 Year CMT T-Note +/- MBS Margin), 10/01/33 . . . . . . . . . . . . . . . . . . . . . . . .	1,762	1,843
FNMA, 2.415%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	24,885	26,125
FNMA, 2.419%, (US 1 Year CMT T-Note +/- MBS Margin), 2/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	24,209	25,088
FNMA, 2.588%, (US 1 Year CMT T-Note +/- MBS Margin), 1/01/28 . . . . . . . . . . . . . . . . . . . . . . . . .	1,176	1,177
FNMA, 2.606%, (US 1 Year CMT T-Note +/- MBS Margin), 5/01/35 . . . . . . . . . . . . . . . . . . . . . . . . .	9,145	9,598
FNMA, 2.621%, (US 1 Year CMT T-Note +/- MBS Margin), 7/01/28 . . . . . . . . . . . . . . . . . . . . . . . . .	978	979
FNMA, 2.725%, (12-Month USD LIBOR +/- MBS Margin), 3/01/36 . . . . . . . . . . . . . . . . . . . . . . . . . .	14,284	15,024
FNMA, 2.829%, (US 1 Year CMT T-Note +/- MBS Margin), 12/01/30 . . . . . . . . . . . . . . . . . . . . . . . .	2,330	2,330
FNMA, 3.436%, (11th District COF +/- MBS Margin), 10/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	188	191
FNMA, 4.079%, (11th District COF +/- MBS Margin), 8/01/28 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	15,037	15,375
FNMA, 4.825%, (US 1 Year CMT T-Note +/- MBS Margin), 3/01/33 . . . . . . . . . . . . . . . . . . . . . . . . .	45,606	45,689

		23,554,641
Federal National Mortgage Association (FNMA) Fixed Rate 20.4%

FNMA, 0.785%, 7/25/30 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,619,884	4,241,808
FNMA, 1.75%, 1/25/43 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,175,975	1,105,286
FNMA, 2.00%, 2/01/37 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,031,098	16,566,775
c FNMA, 2.50%, 4/15/37 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	19,063,000	18,841,840
FNMA, 2.50%, 9/01/51 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	7,795,070	7,449,804
FNMA, 3.00%, 10/25/45 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,529,243	1,513,496
c FNMA, 3.00%, 4/01/52 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	9,106,000	8,908,229
FNMA, 3.50%, 9/01/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	28,757	29,372
FNMA, 3.50%, 10/01/25 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	262,804	268,501
FNMA, 3.50%, 3/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	231,535	236,657
FNMA, 3.50%, 8/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	45,163	46,142
FNMA, 3.50%, 8/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	20,105	20,544
FNMA, 3.50%, 10/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,178	2,227
FNMA, 3.50%, 10/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,546	6,692
FNMA, 3.50%, 10/01/26 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,357	1,387
FNMA, 3.50%, 1/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,972	5,107
FNMA, 3.50%, 1/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	11,249	11,499
FNMA, 3.50%, 1/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	304,679	311,293
FNMA, 3.50%, 4/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	75,896	77,969
FNMA, 3.50%, 7/01/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	312,167	318,921
FNMA, 3.50%, 5/01/31 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	84,492	86,357
c FNMA, 3.50%, 4/01/52 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,167,000	13,193,746

		73,243,652

bGovernment National Mortgage Association (GNMA) Adjustable Rate 1.4%

GNMA, 0.749%, (1-Month USD LIBOR +/- MBS Margin), 4/20/37 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,635,639	1,635,204
GNMA, 0.779%, (1-Month USD LIBOR +/- MBS Margin), 6/20/41 . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,145,842	2,146,837
GNMA, 1.031%, (1-Month USD LIBOR +/- MBS Margin), 1/16/40 . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,148,986	1,161,061

		4,943,102

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15

F R A N K LI N E T F T R U S T

S C H E D U LE O F I N V E S T M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

	Principal Amount		Value

Mortgage-Backed Securities (continued)
Government National Mortgage Association (GNMA) Fixed Rate 0.2%
GNMA, 2.50%, 9/20/27 . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$ 770,071		$770,350
Total Mortgage-Backed Securities (Cost $255,844,374)
		251,102,370
Total Investments before Short Term Investments (Cost $398,995,144) . .
			390,728,737
	Shares

Short Term Investments (Cost $8,708,845) 2.4%

Money Market Funds 2.4%
d,e Institutional Fiduciary Trust Money Market Portfolio, 0.01% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,708,845		8,708,845
Total Investments (Cost $407,703,989) 111.1%
		399,437,582
Other Assets, less Liabilities (11.1)% . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .			(39,871,415)
Net Assets 100.0%
		$359,566,167

aThe coupon rate shown represents the value inclusive of any caps or floors, if applicable, in effect at period end.

bAdjustable Rate Mortgage-Backed Security (ARM); the rate shown is the effective rate at period end. ARM rates are not based on a published reference rate and spread, but instead pass-through weighted average interest income inclusive of any caps or floors, if applicable, from the underlying mortgage loans pool in which the majority of mort- gages pay interest based on the index shown at their designated reset dates plus a spread, less the applicable servicing and guaranty fee (MBS margin).

cSecurity purchased on a to-be-announced (TBA) basis. See Note 1(b).

dThe rate shown is the annualized seven-day effective yield at period end.

eSee Note 3(c) regarding investments in affiliated management investment companies.

At March 31, 2022, the Fund had the following futures contracts outstanding. See Note 1(c).

Futures Contracts

						Value/Unrealized
		Number of		Notional	Expiration	Appreciation
Description	Type	Contracts		Value*	Date	(Depreciation)
Interest Rate Contracts
U.S. Treasury 2 Yr. Note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	30		$6,357,656	6/30/22	$7,463
U.S. Treasury 5 Yr. Note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Long	31		3,555,312	6/30/22	(97,028)
U.S. Treasury 10 Yr. Note . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	164		20,151,500	6/21/22	537,900
U.S. Treasury 10 Yr. Ultra . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	56		7,586,250	6/21/22	217,873
U.S. Treasury Long Bond . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	Short	45		6,752,813	6/21/22	171,458

Total Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	. . . . . . .	. . . . . . . . . . . .	. . . . . . . . . . . . .	. .	. . . . . . . . . .	$837,666

*As of year end.

See Note 9 regarding other derivative information.

See abbreviations on page 26.

16

Annual Report | The accompanying notes are an integral part of these financial statements.	franklintempleton.com

F R A N K LI N E T F T R U S T

F I N A N C I A L S T A T E M E N T S

Statement of Assets and Liabilities

March 31, 2022

Franklin Liberty Short Duration U.S. Government ETF

Assets:
Investments in securities:
Cost – Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$398,995,144
Cost – Non-controlled affiliates (Note 3c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,708,845

Value – Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$390,728,737
Value – Non-controlled affiliates (Note 3c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,708,845
Receivables:
Investment securities sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,155,590
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	453,248
Deposits with broker for:
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,676,556

Total assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	403,722,976
Liabilities:

Payables:
Investment securities purchased . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	43,988,986
Management fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	85,231
Variation margin on futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	82,592

Total liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	44,156,809

Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$359,566,167
Net assets consist of:

Paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$381,433,121
Total distributable earnings (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(21,866,954)

Net assets, at value . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$359,566,167

Shares outstanding . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	3,901,000

Net asset value per share . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$92.17

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17

F R A N K LI N E T F T R U S T

F I N A N C I A L S T A T E M E N T S

Statement of Operations

for the year ended March 31, 2022

Franklin Liberty Short Duration U.S. Government ETF

Investment income:
Dividends:
Non-controlled affiliates (Note 3c) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$2,237
Interest:
Unaffiliated issuers:
Inflation principal adjustments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	13,778
Paydown gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,448,581)
Paid in casha . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	4,406,316

Total investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	2,973,750
Expenses:

Management fees (Note 3a) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,215,058
Transfer agent fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	6,154
Reports to shareholders . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	22,496
Professional fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	42,308
Trustees fees and expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	24,650
Pricing fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	551
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	17,942

Total expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,329,159

Expense reductions (Note 4) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(16,868)
Expenses waived/paid by affiliates (Note 3c and 3d) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(230,282)

Net expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,082,009

Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	1,891,741
Realized and unrealized gains (losses):

Net realized gain (loss) from:
Investments:
Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(4,610,205)
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	814,958

Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3,795,247)
Net change in unrealized appreciation (depreciation) on:

Investments:
Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(8,396,780)
Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	185,993

Net change in unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(8,210,787)

Net realized and unrealized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(12,006,034)

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(10,114,293)

aIncludes amortization of premium and accretion.

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F R A N K LI N E T F T R U S T

F I N A N C I A L S T A T E M E N T S

Statements of Changes in Net Assets

Franklin Liberty Short Duration U.S. Government ETF

	Year Ended March 31,
	2022	2021

Increase (decrease) in net assets:
Operations:
Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$1,891,741	$3,628,516
Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3,795,247)	2,155,618
Net change in unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(8,210,787)	(540,470)

Net increase (decrease) in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . . .	(10,114,293)	5,243,664

Distributions to shareholders (Note 1f) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(3,570,598)	(5,978,409)

Capital share transactions (Note 2) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(62,575,596)	249,166,328

Net increase (decrease) in net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(76,260,487)	248,431,583
Net assets:
Beginning of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	435,826,654	187,395,071

End of year . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$359,566,167	$435,826,654

franklintempleton.com	The accompanying notes are an integral part of these financial statements. | Annual Report

19
F R A N K LI N E T F T R U S T

F R A N K L I N L I B E R T Y S H O R T D U R AT I O N U . S . G O V E R N M E N T E T F

Notes to Financial Statements

1.Organization and Significant Accounting Policies

Franklin ETF Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end manage- ment investment company, consisting of three separate funds and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). Franklin Liberty Short Duration U.S. Govern- ment ETF (Fund) is included in this report. The Fund is an exchange traded fund (ETF) and is actively managed, thus it is not designed to track an index.

Subsequent to May 31, 2017, the Fund’s fiscal year end changed to March 31.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the mea- surement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securi- ties and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing ser- vices use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to deter- mine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Derivative financial instruments listed on an exchange are valued at the official closing price of the day.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of finan- cial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are dis- counted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncer- tainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

b. Securities Purchased on a TBA Basis

The Fund purchases securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price.

c. Derivative Financial Instruments

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in excess of the amounts shown in the Statement of Assets and Liabilities. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or

20

Annual Report	franklintempleton.com

F R A N K LI N E T F T R U S T

N O T E S T O F I N A N C I A L S T A T E M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded futures contracts pri- marily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as varia- tion margin payable or receivable in the Statement of Assets and Liabilities.

The Fund purchased or wrote exchange traded and/or OTC option contracts primarily to manage and/or gain exposure to interest rate risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset or notional amount of a swap (swaption), at a specified price. When an option is purchased or written, an amount equal to the premium paid or received is recorded as an asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying invest- ment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium received or paid and the cost to close the position is recorded as a realized gain or loss.

See Note 9 regarding other derivative information.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) secu- rities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage-backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sus- tained upon examination by the tax authorities based on its technical merits. As of March 31, 2022, the Fund has deter- mined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on the statute of limitations in each jurisdiction in which the Fund invests.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Real- ized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Paydown gains and losses are recorded separately in the Statement of Operations. Dividend income is recorded on ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Perma- nent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in sub- sequent periods.

Inflation-indexed bonds are adjusted for inflation through periodic increases or decreases in the security’s interest accruals, face amount, or principal redemption value, by

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Franklin Liberty Short Duration U.S. Government ETF (continued)

1.Organization and Significant Accounting Policies (continued)

f. Security Transactions, Investment Income, Expenses and Distributions (continued)

amounts corresponding to the rate of inflation as measured by an index. Any increase or decrease in the face amount or principal redemption value will be included as inflation princi- pal adjustments in the Statement of Operations.

g. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain gen- eral indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

Shares of the Fund are issued and redeemed at their respective NAV only in aggregations of a specified number of shares or multiples thereof (Creation Units). Only certain large institutional investors (Authorized Participants) may engage in creation or redemption transactions directly with the Fund. Once created, shares of the Fund generally trade in the secondary market in amounts less than one Creation Unit. The market price of the Fund ‘s shares will be based on the price in the secondary mar- ket which may be at, above or below the most recent NAV. Creation Units may be issued and redeemed for cash and/or in-kind. For the years ended March 31, 2022 and 2021, all Creations Unit transactions were made in cash.

Authorized participants pay a standard transaction fee to the shareholder servicing agent when purchasing or redeeming Cre- ation Units of the Fund regardless of the number of Creation Units that are being created or redeemed on the same day by the Authorized Participant. The standard transaction fee is imposed to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units and is not charged to or paid by the Fund.

In addition, for cash Creation Unit transactions, a variable fee for creation transactions and redemption transactions may be charged to the Authorized Participant to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades. Variable fees, if any, are included in capital share transactions in the Statements of Changes in Net Assets.

At March 31, 2022, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

			Year Ended March 31,
		2022		2021
	Shares	Amount	Shares	Amount

Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	850,000	$80,571,449	3,900,000	$ 373,194,517
Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(1,525,000)	(143,147,045)	(1,300,000)	(124,028,189)

Net increase (decrease) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(675,000)	$(62,575,596)	2,600,000	$ 249,166,328

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Franklin Liberty Short Duration U.S. Government ETF (continued)

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager

Franklin Templeton Services, LLC (FT Services)	Administrative manager

Franklin Distributors, LLC (Distributors)	Principal underwriter

a. Management Fees

For the period April 1, 2021 to September 30, 2021, the Fund pays an investment management fee, calculated daily and paid monthly, to Advisers of 0.30% per year of the average daily net assets of the Fund.

Effective October 1, 2021, the Fund pays Advisers a unified management fee for managing the Fund’s assets, as approved by the Board. Pursuant to the investment management agreement with the Trust on behalf of the Fund effective October 1, 2021, Advisers reimburses the Fund for all acquired fund fees and expenses (such as those associated with the Fund’s investment in a Franklin Templeton money fund) and pays all of the ordinary operating expenses of the Fund, except for (i) the Fund’s man- agement fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses. The Fund pays 0.25% per year of the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Investments in Affiliated Management Investment Companies

The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended March 31, 2022, the Fund held investments in affiliated management investment companies as follows:

Number of
				Net Change		Shares
Value at				in Unrealized	Value at	Held at
Beginning			Realized	Appreciation	End of	End	Dividend
of Year	Purchases	Sales	Gain (Loss)	(Depreciation)	Year	of Year	Income

Non-Controlled Affiliates
Institutional Fiduciary Trust
Money Market Portfolio,
0.01% . . . . . . . . . . . . . . . . . . . . $6,687,494	$207,633,031	$(205,611,680)	$ —	$ —	$8,708,845	8,708,845	$2,237

d. Waiver and Expense Reimbursements

Prior to October 1, 2021, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (including acquired fund fees and expenses) of

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N O T E S T O F I N A N C I A L S T A T E M E N T S

Franklin Liberty Short Duration U.S. Government ETF (continued)

3. Transactions with Affiliates (continued)

d. Waiver and Expense Reimbursements (continued)

the Fund did not exceed 0.25% based on the average net assets (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until July 31, 2022. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.

e. Other Affiliated Transactions

At March 31, 2022, Franklin Resources Inc. owned 0.05% of the Fund’s outstanding shares.

4. Expense Offset Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the year ended March 31, 2022, the custodian fees were reduced as noted in the Statement of Operations.

5. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At March 31, 2022, the capital loss carryforwards were as follows:

Capital loss carryforwards:
Short term . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$7,784,277
Long term . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	5,549,816

Total capital loss carryforwards . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$13,334,093

The tax character of distributions paid during the years ended March 31, 2022 and 2021 was as follows:

March 31,

2022 2021

Distributions paid from ordinary income . . . . . . . . . . . . . . . . . .	$3,570,598	$5,978,409

At March 31, 2022, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$409,172,316
Unrealized appreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—
Unrealized depreciation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(8,896,627)

Net unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(8,896,627)

Distributable earnings – undistributed ordinary income . . . . . . . . . . . . . . . . .	$363,766

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of paydown losses and bond discounts and premiums.

6. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the year ended March 31, 2022, aggregated $697,530,194 and $720,143,770, respectively.

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Franklin Liberty Short Duration U.S. Government ETF (continued)

7. Geopolitical Risk

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and finan- cial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

8. Novel Coronavirus Pandemic

The global outbreak of a novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the market in general, and may continue for an unpredictable duration. The effects of this pan- demic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.

9. Other Derivative Information

At March 31, 2022, the Fund’s investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:

	Asset Derivatives		Liability Derivatives
Derivative Contracts
Not Accounted for as	Statement of Assets and		Statement of Assets and
Hedging Instruments	Liabilities Location	Fair Value	Liabilities Location	Fair Value

Interest rate contracts . . . . . . . . . . . . . .	Variation margin	$934,694a	Variation margin	$97,028a

aThis amount reflects the cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.

For the year ended March 31, 2022, the effect of derivative contracts in the Fund’s Statement of Operations was as follows:

Net Change in
Unrealized
Derivative Contracts		Net Realized		Appreciation
Not Accounted for as	Statement of	Gain (Loss)	Statement of	(Depreciation)
Hedging Instruments	Operations Locations	for the Year	Operations Locations	for the Year

	Net realized gain (loss) from:		Net change in unrealized
appreciation
(depreciation) on:
Interest rate contracts . . . . . . . . . . . . . .	Investments	$(127,223)a	Investments	$ (48,002)a
	Futures contracts	814,958	Futures contracts	185,993

aPurchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the year ended March 31, 2022, the average month end notional amount of options and futures contracts represented 32,462 shares/units and $64,154,525, respectively.

See Note 1(c) regarding derivative financial instruments.

10. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observ- able inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

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Franklin Liberty Short Duration U.S. Government ETF (continued)

10.Fair Value Measurements (continued)

•Level 1 – quoted prices in active markets for identical financial instruments

•Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, pre- payment speed, credit risk, etc.)

•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The inputs levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

A summary of inputs used as of March 31, 2022, in valuing the Fund’s assets carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
U.S. Government and Agency Securities . . . . . . . . . . . . . . . . . . . . . . .	$—	$139,626,367	$ —	$139,626,367
Mortgage-Backed Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	—	251,102,370	—	251,102,370
Short Term Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	8,708,845	—	—	8,708,845

Total Investments in Securities . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$8,708,845	$390,728,737	$ —	$399,437,582
Other Financial Instruments:

Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$934,694	$—	$ —	$934,694
Liabilities:

Other Financial Instruments:
Futures Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$97,028	$—	$ —	$97,028

11. New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio

CMT Constant Maturity Treasury Index

COF Cost of Funds

FRN Floating Rate Note

LIBOR London InterBank Offered Rate

MBS Mortgage-Backed Security

SOFR Secured Overnight Financing Rate

USD United States Dollar

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F R A N K LI N E T F T R U S T

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Franklin ETF Trust and Shareholders of Franklin Liberty Short Duration U.S. Government ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin Liberty Short Duration U.S. Government ETF (one of the funds constituting Franklin ETF Trust, referred to hereafter as the “Fund”) as of March 31, 2022, the related statement of operations for the year ended March 31, 2022, the statement of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the four years in the period ended March 31, 2022, the period June 1, 2017 to March 31, 2018 and the year ended May 31, 2017 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2022 and the financial highlights for each of the four years in the period ended March 31, 2022, the period June 1, 2017 to

March 31, 2018 and the year ended May 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 19, 2022

We have served as the auditor of one or more investment companies in the Franklin Templeton funds since 1948.

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F R A N K LI N E T F T R U S T

Tax Information (unaudited)

Under section 871(k)(1)(C) of the Internal Revenue Code, the Fund hereby reports the maximum amount allowable but no less than $3,549,450 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Internal Revenue Code for the fiscal year ended March 31, 2022.

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Board Members and Officers

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.

Independent Board Members

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Rohit Bhagat (1964)	Lead	Since 2017	61	AssetMark Financial Holdings, Inc.
One Franklin Parkway	Independent			(investment solutions) (2018-present)
San Mateo, CA 94403-1906	Trustee and			and PhonePe (2020-present)
	Trustee			(payment and financial services);
formerly, Axis Bank (financial) (2013-
2021), FlipKart Limited (2019—2020)
(eCommerce company); CapFloat
Financial Services Pvt., Ltd.
(non-banking finance
company) (2018) and Zentific
Investment Management (hedge fund)
(2015-2018).

Principal Occupation During at Least the Past 5 Years:

Managing Member, Mukt Capital, LLC (private investment firm) (2014-present); Advisor, Optimal Asset Management (investment technology and advisory services company) (2015-present); Chief Executive Officer and Director, FinTech Evolution Acquisition (eCommerce company) (February 2021-present); and formerly, Chairman, Asia Pacific, BlackRock (2009-2012); Global Chief Operating Officer, Barclays Global Investors (investment management) (2005-2009); and Senior Partner, The Boston Consulting Group (management consulting) (1992-2005).

Deborah D. McWhinney (1955)	Trustee	Since 2020	61	S&P Global, Inc. (financial information
One Franklin Parkway				services) (February 2022), Borg
San Mateo, CA 94403-1906				Warner (automotive) (2018-present),
				LegalShield (consumer services)
				(2020-present); and formerly, IHS
				Markit (information services) (2015-
				2022), Fluor Corporation (construction
				and engineering) (2014-2020) and
				Focus Financial Partner, LLC
				(financial services) (2018-2020).

Principal Occupation During at Least the Past 5 Years:

Director of various companies; and formerly, Board Member, Lloyds Banking Group (2015-2018) (financial institution) and Fresenius Medical Group (2016-2018) (healthcare); Chief Executive Officer (2013-2014) and Chief Operating Officer (2011-2013), CitiGroup Global Enterprise Payments (financial services); and President, Citi’s Personal Banking and Wealth Management (2009-2011).

Anantha K. Pradeep (1963) Trustee Since 2017 61None

One Franklin Parkway

San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Chief Executive Officer, Smilable, Inc. (technology company) (2014-present); Chief Executive Officer, MachineVantage (technology company) (2018-present); Founder and Managing Partner, Consult Meridian, LLC (consulting company) (2009-present); and formerly, Founder, BoardVantage (board portal solutions provider delivering paperless process for boards and leadership) (2000-2002).

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F R A N K LI N E T F T R U S T

Interested Board Members and Officers

Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

**Jennifer M. Johnson (1964)	Trustee and	Since 2017	72	None
One Franklin Parkway	Chairperson
San Mateo, CA 94403-1906	of the Board

Principal Occupation During at Least the Past 5 Years:

Chief Executive Officer, President and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly, Chief Operating Officer and Executive Vice President, Franklin Resources, Inc. (1994-2015); Executive Vice President of Operations and Technology, Franklin Resources, Inc. (2005-2010); and Senior Vice President, Franklin Resources, Inc. (2003-2005).

Alison E. Baur (1964)	Vice	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.

Steven J. Gray (1955)	Vice	Since 2012	Not Applicable	Not Applicable
One Franklin Parkway	President
San Mateo, CA 94403-1906

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Matthew T. Hinkle (1971)	Chief	Since 2017	Not Applicable	Not Applicable
One Franklin Parkway	Executive
San Mateo, CA 94403-1906	Officer –
Finance and
Administration

Principal Occupation During at Least the Past 5 Years:

Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly, Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).

Fred Jensen (1963)	Chief	Since July 2021	Not Applicable	Not Applicable
620 Eighth Avenue, 47th Floor	Compliance
New York, NY 10018	Officer

Principal Occupation During at Least the Past 5 Years:

Director – Global Compliance of Franklin Templeton; Managing Director of Legg Mason & Co.; Director of Compliance, Legg Mason Office of the Chief Compliance Officer; Chief Compliance Officer, Franklin Advisory Services, LLC; Compliance Officer, Franklin Advisers, Inc.; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; formerly, Chief Compliance Officer of Legg Mason Global Asset Allocation; Chief Compliance Officer, Legg Mason Private Portfolio; Chief Compliance Officer to The Reserves Funds (investment adviser, funds and broker-dealer) and Ambac Financial Group (investment adviser, funds and broker-dealer).

Susan Kerr (1949)	Vice	Since	Not Applicable	Not Applicable
620 Eighth Avenue	President –	September 2021
New York, NY 10018	AML
Compliance

Principal Occupation During at Least the Past 5 Years:

Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex

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F R A N K LI N E T F T R U S T
Interested Board Members and Officers (continued)
Number of Portfolios in
Name, Year of Birth		Length of	Fund Complex Overseen	Other Directorships Held During
and Address	Position	Time Served	by Board Member*	at Least the Past 5 Years

Patrick O’Connor (1967)	President and	Since 2017	Not Applicable	Not Applicable
One Franklin Parkway	Chief
San Mateo, CA 94403-1906	Executive
Officer –
Investment
Management

Principal Occupation During at Least the Past 5 Years:

President and Chief Investment Officer, Franklin Advisory Services, LLC; Senior Vice President, Franklin Advisers, Inc.; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Vivek Pai (1970)	Treasurer,	Since 2019	Not Applicable	Not Applicable
300 S.E. 2nd Street	Chief
Fort Lauderdale,	Financial
FL 33301-1923	Officer and
Chief
Accounting
Officer

Principal Occupation During at Least the Past 5 Years:

Treasurer, U.S. Fund Administration & Reporting and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Navid J. Tofigh (1972)	Vice	Vice President	Not Applicable	Not Applicable
One Franklin Parkway	President and	since 2015 and
San Mateo, CA 94403-1906	Secretary	Secretary since
2017

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

Lori A. Weber (1964)	Vice	Since 2012	Not Applicable	Not Applicable
300 S.E. 2nd Street	President
Fort Lauderdale, FL 33301-1923

Principal Occupation During at Least the Past 5 Years:

Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary, Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These port- folios have a common investment manager or affiliated investment managers.

**Jennifer M. Johnson is considered to be an interested person of the Fund under the federal securities laws due to her position as an officer and director of Franklin Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor.

Note 1: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit Commit- tee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Rohit Bhagat as its audit committee financial expert. The Board believes that Mr. Bhagat qualifies as such an expert in view of his extensive business background and experience, including extensive experience in the asset manage- ment and financial services industries. Mr. Bhagat has been a Member and Chairman of the Fund’s Audit Committee since 2017. As a result of such background and experience, the Board believes that Mr. Bhagat has acquired an understanding of generally accepted accounting principles and financial statements, the gen- eral application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Mr. Bhagat is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.

The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request. Share- holders may call (800) DIAL BEN/342-5236 to request the SAI.

franklintempleton.com	Annual Report

31

F R A N K LI N E T F T R U S T

Shareholder Information

Board Approval of Investment

Management Agreements

FRANKLIN ETF TRUST

Franklin Liberty Short Duration U.S. Government ETF

(Fund)

At a meeting held on September 8, 2021 (Meeting), the Board of Trustees (Board) of the Franklin ETF Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved an amended and restated investment management agreement to adopt a unified management fee (Unified Fee) between Franklin Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Amended Management Agreement) for an initial two-year period effective October 1, 2021. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the Amended Management Agreement.

In considering the approval of the Amended Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees, including a number of special meetings during the pandemic to enhance Board oversight of Fund-related matters during this period. The Board also reviewed and considered all of the factors it deemed relevant in approving the Amended Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services to be provided by the Manager; and (ii) the costs of the services to be provided by the Man- ager and its affiliates from the relationship with the Fund. The Board further reviewed and considered the form of Amended Management Agreement and the terms of the Amended Management Agreement, which were explained at the Meet- ing, noting that, with the exception of the proposed Unified Fee structure, the form of Amended Management Agreement was substantially the same as the current investment man- agement agreement for the Fund, and that the Unified Fee is consistent with the Unified Fee structure currently in place for other passively managed exchange-traded funds in the fund complex. The Board noted management’s reasons for pro- posing the approval of the Amended Management Agreement, including that the Unitary Fee would help pro- mote sales of the Fund and that many competitor funds already have implemented a unitary fee structure. The Board noted management’s explanation that it was relying on and had complied with the conditions of prior no-action relief that had been granted to another fund complex and investment adviser confirming that the Securities Exchange Commission would not recommend enforcement action if an investment advisory agreement was amended without a shareholder vote to establish a unified fee.

In approving the Amended Management Agreement, the Board, including a majority of the Independent Trustees, determined that the terms of the Amended Management Agreement are fair and reasonable and that such Amended Management Agreement is in the best interests of the Fund and its shareholders. While attention was given to all infor- mation furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services to be provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, management’s representation that the Amended Management Agreement will not reduce or modify in any way the nature, extent and quality of the services cur- rently provided to the Fund. Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by the Manager and its affiliates to the Fund and its shareholders under the Fund’s Amended Management Agreement.

Fund Performance

The Board noted its review and consideration of and conclu- sions made regarding the performance results of the Fund in connection with the May 2021 annual contract renewal (Annual Contract Renewal) of the Fund’s investment man- agement agreement and at regular Board meetings throughout the year.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the proposed Unified Fee. In particular, the Board noted manage- ment’s representation that changing to the Unified Fee would not result in any increase to the Manager’s management fee.

The Board also noted management’s representation that the Fund’s net operating expenses under the Unified Fee are expected to be the same as such Fund’s current net operating expenses after expense waivers and reimbursements because, under the Unified Fee, the Manager’s obligation under the current fee waiver and expense reimbursement agreements to cap ordinary expenses at the same rate as the Fund’s management fee would become part of the Amended Management Agreement. The Board considered that pursuant

32

Annual Report	franklintempleton.com

F R A N K LI N E T F T R U S T S H A R E H O LD E R I N F O R M A T I O N

to the Fund’s Amended Management Agreement, the Man- ager shall (1) reimburse the Fund for all of its acquired fund fees and expenses (if any), and (2) pay all of the ordinary operating expenses of the Fund, except for (i) the Fund’s investment management fee, (ii) payments under the Fund’s Rule 12b-1 plan (if any), (iii) brokerage expenses (including any costs incidental to transactions in portfolio securities or instruments), (iv) taxes, (v) interest (including borrowing costs and dividend expenses on securities sold short and overdraft charges), (vi) litigation expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto), and (vii) other non-routine or extraordinary expenses (such arrangement, the Unified Fee). The Board concluded that the proposed Unified Fee for each Fund is reasonable.

Management Profitability and Economies of Scale

The Board noted management’s representation that chang- ing to the Unified Fee would not result in any increase to the Manager’s management fee. The Board determined that its conclusions regarding profitability and economies of scale reached in connection with the Annual Contract Renewal of the investment management agreement with the Manager had not changed as a result of the proposal to approve the Amended Management Agreement.

Conclusion

Based on its review, consideration and evaluation of all fac- tors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the Amended Management Agreement for an initial two-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Vot- ing Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a writ- ten request to: Franklin Templeton Companies, LLC,

300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Schedule of Investments

The Trust, on behalf of the Fund, files a complete schedule of investments with the U.S. Securities and Exchange Commis- sion for the first and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling

(800) SEC-0330.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of the Fund and the Fund’s net asset value may be found on the Fund’s website at franklintempleton.com.

franklintempleton.com	Annual Report

33

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.

Annual Report

Franklin Liberty Short Duration U.S. Government ETF

Investment Manager	Distributor	Investor Services
Franklin Advisers, Inc.	Franklin Distributors, LLC	Transfer Agent
	(800) DIAL BEN®/342-5236	BNY Mellon
	franklintempleton.com	(855) 231-1706
111 Sanders Creek Parkway
East Syracuse, NY 13057
© 2022 Franklin Templeton Investments. All rights reserved.	FTSD A 05/22
Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts is Rohit Baghat and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $58,605 for the fiscal year ended March 31, 2022 and $60,840 for the fiscal year ended March 31, 2021.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $57 for the fiscal year ended March 31, 2022 and $0 for the fiscal year ended March 31, 2021.  The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $243,743 for the fiscal year ended March 31, 2022 and $36,800 for the fiscal year ended March 31, 2021. The services for which these fees were paid included professional fees in connection with the issuance of an Auditor’s Certificate for South Korean regulatory shareholders disclosures, benchmarking services in connection with the ICI TA Survey, professional fees in connection with SOC 1 Reports, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy,  professional fees in connection with determining the feasibility of a U.S. direct lending structure, and fees in connection with license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $243,800 for the fiscal year ended March 31, 2022 and $36,800 for the fiscal year ended March 31, 2021.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee
of Listed Registrants.
        N/A

Item 6. Schedule of Investments.
                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.             N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
        N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.            N/A

Item 10
. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
 Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)
 Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting
.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1)
Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of
Matthew T. Hinkle
, Chief Executive Officer - Finance and Administration, and
Vivek Pai
, Chief Financial Officer and Chief Accounting Officer

section302

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Vivek Pai, Chief Financial Officer and Chief Accounting Officer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN ETF TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  June 2, 2022

By S\VIVEK PAI______________________
      Vivek Pai
      Chief Financial Officer and Chief Accounting Officer
Date  June 2, 2022